ANNUAL REPORT

December 31, 1995


ADVANCE Capital I Inc.
An investment company with five funds

TABLE OF CONTENTS
-----------------------------------------
                                     Page
A Letter to Our Shareholders..........2
Investment Performance................4
Financial Highlights.................11

PORTFOLIO OF INVESTMENTS

     Equity Growth Fund..............16
     Bond Fund.......................21
     Balanced Fund...................24
     Long Term Income Fund...........34
     Retirement Income Fund..........37

Statement of Assets and Liabilities..44
Statement of Operations..............45
Statement of Changes in Net Assets...46
Notes to Financial Statements........49
Independent Accountants' Report......52
Additional Information...............53

Dear Shareholders,

     The performance of both the stock and bond markets in 1995 will probably be remembered as one of the great investment "comebacks" this century. One year ago we reported that inflation was low, corporate earnings were strong and international relations were improving. In spite of this, the stock market had been lackluster at best and the bond market had just returned one of its worst years. This year, the investment community finally awakened to the fact that this economic scenario is nearly perfect. In herd-like fashion, they stampeded to produce both stock and bond returns that set records on the plus side.

     The year 1995 reflects the start of a slightly new world for investors. In February of 1995 the Federal Reserve ended its rate-lifting efforts, started in February 1994 to head off typical excesses of historical economic expansions. Their reasoning was textbook. Typically, as an economic expansion enters its later years, unemployment remains low, corporate earnings are strong and manufacturing output is high. This leads to increased wage and commodity price pressures and, ultimately, rising inflation. Perhaps as a result of the Fed's preemptory moves, pricing pressures so typical of subsequent expansions have not materialized. Labor costs remain low, particularly when viewed in the light of the productivity gains realized over the past several years, and commodity prices have been stable. There are signs of a transformation occurring throughout the economy as corporations produce more with fewer resources and the government is discussing, and may be on the verge of signing, an historic budget agreement. International conglomerates are being formed in efforts to further efficiency in a highly computerized, increasingly global economy. As this phenomenon spreads, the typical or traditional economic signals of inflation, recession and recovery will be blurred. This changing world picture sets the stage for 1996 and, more importantly, the next century.

     For the year 1995 the Advance Capital I Funds produced outstanding results. The Balanced Fund, the Long Term Income Fund and the Retirement Income Fund each produced results in the top five percent of their respective fund categories as reported by Lipper Analytical Services, Inc. The Equity Growth Fund, in its second year as a small to mid-size growth stock fund, increased 38.0 percent in value. The Balanced Fund with its approximate 60-40 stock-bond mix increased 31.5 percent. The three income funds, Bond, Long Term Income and Retirement Income, increased 20.2 percent, 25.6 percent and 23.0 percent, respectively. According to Lipper Analytical Services, the average of almost 2,000 general equity funds increased 31.1 percent and the average of more than 1,500 fixed income funds increased 15.2 percent for the year. The Standard & Poor's 500 Common Stock Index returned 37.6 percent (with dividends reinvested) in 1995.
                                  2

     Looking to 1996, there are clear signs that the pace of economic expansion is slowing but remains bright and encouraging. This will be the year that tests the Fed's two-year attempts at engineering a "soft landing" for this latest economic cycle. If successful, the economy will grow at the same "real" 2.5 percent pace of 1995. Continued corporate cost control and productivity gains will support earnings and low unemployment will keep consumer demand strong. Interest rates will remain low and stable, reflecting underlying inflation at about the same 3 percent level as 1995. Beneath this scenario is the assumption that the Federal Reserve Board will reduce short term interest rates to keep economic activity growing. The Fed clearly telegraphed an end to its restrictive bias when it lowered the Fed Funds rate by 0.25 percent last July, the first decrease since 1992. A continued restrictive policy by the Fed now would risk an economic "landing" much harder than anyone desires. The accompanying reduction in economic activity, employment and corporate profits would weigh heavily on stock performance for the year. Bonds, typically, perform better during a slowing in economic activity because low activity usually means low pressure to increase prices. We think that a "hard landing" will be avoided. Our view of 1996 is a return to "normal." Stock returns will be more like 10 to 15 percent, rather than the 25 to 40 percent plus rate of 1995. Bonds will be stable, producing annual results in the six to eight percent range, depending on the aggressiveness of the particular bond or fund in question.

     At December 31, 1995, the five Advance Capital I, Inc. Funds held more than $230 million in total assets, a 57 percent increase from the prior year. The performance of the funds suggests that our security selections are on target with their objectives. Our focus remains on the long term for each of the funds. As we make investment decisions, we will add to existing positions and extend diversification to new holdings to maintain broadly diversified portfolios in each of the five funds. We fully expect this approach, coupled with careful attention to costs will continue to serve each of our investors well, over time. We thank you for your continued confidence and look forward to providing you and others with service and results designed to meet or exceed your long term investment objectives.
 If you have questions or if we may be of service, please call us. We appreciate the opportunity to answer your questions or to discuss financial or investment matters that may be of interest to you. Our toll-free number is (800) 345-4783.

                        Sincerely,

/s/ Robert J. Cappelli                 /s/ John C. Shoemaker
Robert J. Cappelli                     John C. Shoemaker

February 8, 1996
                                  3

INVESTMENT PERFORMANCE

     Advance Capital I Inc. is an open-end, diversified management investment company offering investment opportunities in five mutual fund portfolios.

     The accompanying comments are intended to help investors evaluate the dynamics of mutual fund performance. The charts and tables that follow show the average annual return of each Fund as well as selected measures of general stock and bond market returns. The Consumer Price Index (CPI) is also shown to illustrate the impact inflation has on investment returns.

     Figures for the life of the Bond and Balanced Funds begin August 31, 1987, a few days after the funds started. The Long Term Income Fund and Retirement Income Fund figures begin January 1, 1993, the start date for those funds. The historic figures for the Equity Growth Fund begin January 1, 1994, a few days after the substantial change in the investment objectives and the addition of a sub-investment advisor to the Fund.

THE EQUITY GROWTH FUND IN 1995

     The Advance Capital I Equity Growth Fund seeks long - term growth of capital by investing primarily in common stocks of small, rapidly growing companies.

        TOP FIVE INDUSTRIES
        Computer Software     10.1%
        Computer Peripherals   6.3%
        Financial Services     5.7%
        Retail Store           5.4%
        Medical Services       4.8%

     This year marked the second full year under the new investment objectives of the Fund and the sub-investment advisor relationship with T. Rowe Price & Associates. For 1995, the Equity Growth Fund returned 38.0 percent, while the NASDAQ Composite Index returned 39.9 percent and the S&P 500 Index (with dividends reinvested) returned 37.6 percent. The graph on page 5 shows the cumulative performance of the Equity Growth Fund, the S&P 500 Index, the NASDAQ Composite Index and the Consumer Price Index (CPI) since the beginning of 1994.

     The inflationary fears that fueled a decline in stocks in
1994, were replaced with a more "rational" view of expected inflation in 1995. The year began with the Federal Reserve raising interest rates in February, the last in a series that
began in 1994.   These policy actions by the Fed began to slow
the growth in manufacturing output, consumer spending and employment. As growth slowed and inflation fears subsided, the Federal Reserve cut interest rates in July and again in
December. Since small emerging companies rely on capital for growth, falling interest rates
                                  4
reduce the cost of financing and increased investor expectations of growth in these companies. Combined with solid corporate earnings, investors aggressively bid up the prices on all stocks, in particular small and mid-cap growth stocks. The Equity Growth Fund returned almost 10 percent in the first quarter and over 19 percent by mid-year. The technology industry was the outstanding performer for the year as corporations, individuals and institutions continued to buy computers and related software in further attempts to increase efficiency and competitiveness in a globalized, highly computerized environment.

     Today, the Equity Growth Fund remains well diversified with holdings in more than 261 companies and 59 industries. As the economy continues to slow, smaller companies may begin to experience earning pressures, but a well-diversified portfolio is intended to ease the individual company effect on total return. Unlike the outstanding year just finished, the year ahead appears poised to produce more "normal" returns of around 10 to 15 percent for small to mid-sized company funds. This view is based on a moderately growing economy, low inflation, high employment and the always "wild card" of an election year.

THE EQUITY GROWTH FUND

[EDGAR REFERENCE - S & P 500, NASDAQ, EQUITY GROWTH AND CPI
INDEX LINE CHART FOR 1993-1995]

Average Annual Returns for Periods Ended December 31, 1995
                                 Past 1       Past 5      Life of
                                 Year         Years       Fund
                                 ------       ------      ------
Equity Growth Fund               38.00%       N/A         15.10%
NASDAQ Composite Index           39.92%       N/A         16.33%
S&P 500 Index                    37.55%       N/A         18.00%
Consumer Price Index (CPI)        2.52%       N/A          2.58%

     Past performance should not be used to attempt to predict
future performance.
                                  5

THE BOND FUND IN 1995

     The Advance Capital I Bond Fund seeks to provide investors with stable income from high quality investment grade bonds and U.S. government bonds.

        AS OF 12/31/95
        Average Maturity       8 Years
        Average Quality             A+
        Average Duration     5.8 Years
        Size              $4.5 Million

     The Bond Fund returned 20.2 percent for 1995. This return represents 6.8 percent income distributed to shareholders and a
13.4 percent increase in share price. The performance was above the 15.2 percent return of the average performance of 1,520 fixed income funds reported by Lipper Analytical Services, but below the 29.9 percent return of the Lehman Brothers Government
- Corporate Bond Index. The accompanying graph shows the cumulative performance of the Bond Fund, the Balanced Fund, the Lehman Brothers Government - Corporate Bond Index, the Consumer Price Index and the S&P 500 Index (with dividends reinvested).

     The investment environment of this past year was favorable for practically all fixed income securities. The rapid decline of interest rates and lower "perceived" inflation throughout 1995, can be attributed to slower economic growth and an aggressive monetary policy by the Federal Reserve Board. In 1994, fixed income securities performed poorly due to expectations of higher inflation and an economy that seemed on the verge of growing "out of control". In 1995, the inflation mis-perceptions began to dissipate as consumer spending slowed, business productivity increased and consumer confidence declined. By year end, pessimism had been replaced with optimism and sound judgment about the long term outlook for inflation.

     At the end of 1995, the average maturity of the Bond Fund was about 8 years, a slight decrease from the prior year, but in middle of its target range of 5 to 10 years. The reduction in average maturity resulted more from the passage of time rather than a strategic decision to change. The declining interest rate environment of 1995, and the addition of new bonds with maturities slightly longer than average, stabilized duration at about 5.8 years. Duration measures the sensitivity of a bond portfolio to changes in interest rates and is an active part of portfolio management.

     Today, the economy is growing at a sustainable level, inflation remains in-check and the federal deficit appears headed for control. If Washington can agree on true fiscal reform and the economy continues to grow at a manageable level, the long term outlook for interest rates is bright. The Bond Fund's average maturity and high quality is structured well for this continued-success view of the economy in 1996.
                                  6

THE BALANCED FUND IN 1995

     The Advance Capital I Balanced Fund seeks to provide capital appreciation, current income and preservation of capital by investing in a diversified portfolio of common stocks and bonds.

        AS OF 12/31/95
        Bonds                   36%
        Small Stocks            21%
        Large Stocks            43%
        Size            $59 Million

     The Balanced Fund increased 31.5 percent in 1995. In comparison the Lehman Brothers Government - Corporate Bond Index increased 29.9 percent and the S&P 500 Index (with dividends reinvested) increased 37.6 percent. The accompanying graph illustrates the cumulative performance of the Balanced Fund, the Bond Fund, the Lehman Brothers Government - Corporate Bond Index, the S&P 500 Index (with dividends reinvested) and the Consumer Price Index (CPI) since August 1987, the Fund's inception. The Fund averages approximately 60 percent stocks and 40 percent bonds. The stocks are comprised of both small-to-midsized company growth stocks as well as large-company value stocks. The bonds consist of investment grade quality issues and United States Treasury bonds and/or notes.

     As outlined in the discussion about the Bond Fund, the inflation mis-perceptions of the prior year were replaced with sound judgment on inflation and growth in the economy this year. As interest rates declined, the purchasing power and value of existing bonds increased. The bonds in the Balanced Fund produced double digit returns for the year. Though somewhat longer in maturity and slightly lower in average quality, the Balanced Fund bond portfolio is similar to the Bond Fund portfolio.

     The stocks in the Balanced Fund consist of approximately 67 percent large-company stocks and 33 percent small-to-midsized company growth stocks. Since the end of 1993, T. Rowe Price & Associates has been responsible for the day-to-day investment decisions of the stocks in the Fund. Throughout 1995, both large and small company stocks performed well as a result of an overall increase in corporate earnings and a bullish sentiment on inflation. As a result of the rapid increase in stock prices early in the year, the stock allocation of the Fund had risen to almost 70 percent of the total. This stock allocation was reduced toward the 60 percent target in two moves, one in March and one in May of 1995.

     Today, stocks represent approximately 65 percent of the Fund and bonds about 35 percent. The Fund is well diversified with 398 stocks and 54 bond holdings. Our view is for continued moderate economic growth, solid corporate earnings and low inflation. In this environment, the bonds in the Balanced Fund should return 6 to 7 percent and the stocks, 10 to 15 percent.
                                  7

[EDGAR REFERENCE - S & P 500, LBGC, BOND, BALANCED AND CPI INDEX
LINE CHART FOR 1987-1995]

Average Annual Returns for Periods Ended December 31, 1995

                                 Past 1       Past 5      Life of
                                 Year         Years       Fund
                                 ------       ------      ------
Bond Fund                        20.15%        9.33%       8.89%
Balanced Fund                    31.53%       10.37%       8.06%
Lehman Brothers Government
  Corporate Bond Index (LBGC)    29.93%       10.86%      10.37%
S&P 500 Index                    37.55%       16.55%      11.56%
Consumer Price Index (CPI)        2.52%        2.79%       3.62%

     Past performance should not be used to attempt to predict future performance.

THE LONG TERM INCOME FUND IN 1995

     The Advance Capital I Long Term Income Fund seeks to provide investors with current income by investing in investment grade bonds with long maturities.

        AS OF 12/31/95
        Average Maturity      19 Years
        Average Quality              A
        Average Duration     9.3 Years
        Size              $1.5 Million

     The Long Term Income Fund returned 25.6 percent for the year. This return reflects 6.9 percent from income distributed to shareholders and an 18.7 percent increase in share price. By comparison the Lehman Brothers Government - Corporate Index returned 29.9 percent for the year. The accompanying graph shows the cumulative return of the Long Term Income Fund, the Retirement Income Fund, the Lehman Brothers Government - Corporate Bond Index and the Consumer Price Index (CPI) since January 1993.
                                  8

     The positive return for the Long Term Income Fund can be attributed to its long average maturity objective. In 1994, investor fears of rising inflation and interest rates negatively impacted bonds with long average maturities. This year, as economic activity "softened", the inflation expectations declined and the value of bonds with long average maturities began to rise. Throughout the year, the average maturity of the Fund declined to about nineteen years and the average quality remained an A. The high average quality helped the return relative to comparable securities of lesser quality as investors bid up these issues in anticipation of slower economic growth.

     Today, the bond market appears to be reacting to inflation as if it is under control, the economy is stable and the budgetary problems in Washington are on the road to progress. Considering this, the structure of the Long Term Income Fund is well positioned for a more "normal" investment environment for 1996.

THE RETIREMENT INCOME FUND IN 1995

     The Advance Capital I Retirement Income Fund seeks to provide investors with current income by investing at least 65% in investment grade corporate and U.S. Government bonds and as much as 33% in lower-rated higher-yielding instruments.

        AS OF 12/31/95
        Average Maturity      17 Years
        Average Quality            BBB
        Average Duration     8.5 Years
        Size              $139 Million

     The Retirement Income Fund returned 23.0 percent for the year. This return was comprised of 7.6 percent from income distributed to shareholders and a 15.4 percent increase in share price. For the year, the Fund's performance was below the 29.9 percent increase reported by Lehman Brothers Government - Corporate Bond Index. The accompanying graph shows the cumulative performance of the Retirement Income Fund, the Long Term Income Fund, the Lehman Brothers Government - Corporate Bond Index and the Consumer Price Index (CPI) since January 1993, the Fund's inception.

     Throughout the year, the Retirement Income Fund held more than 66 percent in investment grade bonds. Generally, more than 30 percent of the Fund was invested in high yield or "junk" bonds. The investment grade portion of the Fund has an average maturity of about 21 years. In anticipation of falling interest rates, a strategic decision was made to begin lengthening the average maturity of this portion of the Fund, by adding longer term bonds. By the end of the 1995, the long term government bond yield had fallen from a high of about 8 percent to around 6 percent. A combination of the Federal Reserve's aggressive stance on inflation, large productivity gains in the private sector and an apparent realization in Washington that deficit spending must be stopped, led to an outstanding year for longer term investment grade quality bonds.
                                  9

     The high yield or "junk" portion of the fund consists of securities with lower credit ratings and higher risk than investment grade bonds. As interest rates declined throughout 1995, this portion of the fund also performed well. In anticipation of a "softening" economy and increased earnings pressure on lower-rated companies, a strategic decision was made to raise the average quality of the high yield portion of the portfolio. This action served the portfolio well as lower quality high-yield bonds generally fared worse during 1995 than did the higher quality portion of the same high-yield market. The principal focus, however, continues to be broad diversification among industries, maturities and quality to manage risk in this portfolio.

     Today, the Fund holds approximately 67 percent investment grade bonds and 33 percent high yield bonds. Strategically we are continuing to favor higher quality "junk" bonds in anticipation of increased pricing pressures on lower quality issues. Also, facing a very strong bond market, we have maintained a higher than average cash balance and have slightly shortened the average maturity of the Fund.

[EDGAR REFERENCE - LONG TERM, LBGC, RETIREMENT INCOME AND CPI
INDEX LINE CHART FOR 1992-1995]

Average Annual Returns for Periods Ended December 31, 1995

                                 Past 1       Past 5      Life of
                                 Year         Years       Fund
                                 ------       -----       ------
Long Term Income fund            25.57%       N/A         10.33%
Retirement Income Fund           22.96%       N/A          9.87%
Lehman Brothers Government
  Corporate Bond Index (LBGC)    29.93%       N/A         10.27%
Consumer Price Index (CPI)        2.52%       N/A          2.63%

     Past performance should not be used to attempt to predict
future performance.
                                  10

                                            ADVANCE CAPITAL I, INC.
                                            FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

                                                                 EQUITY GROWTH
                                             -------------------------------------------------
                                                                 Years ended December 31
                                             -------------------------------------------------
                                               1995      1994      1993      1992     1991
                                             --------- --------- --------- --------- ---------
SELECTED PER-SHARE DATA
  Net asset value, beginning of year. . . . .  $9.08     $9.46     $9.94     $9.83     $8.89
                                             --------- --------- --------- --------- ---------
Income from investment operations
  Net investment income (loss). . . . . . . .  (0.03)    (0.03)     0.12      0.10      0.14

  Net realized and unrealized gain (loss)
    on investments. . . . . . . . . . . . . .   3.48     (0.35)     0.07      0.11      1.78
                                             --------- --------- --------- --------- ---------
  Total from investment operations. . . . . .   3.45     (0.38)     0.19      0.21      1.92
                                             --------- --------- --------- --------- ---------
Less distributions
  Net investment income . . . . . . . . . . .   0.00      0.00     (0.12)    (0.10)    (0.14)

  Net realized gain on investment . . . . . .   0.00      0.00     (0.55)     0.00     (0.84)
                                             --------- --------- --------- --------- ---------
  Total distributions . . . . . . . . . . . .   0.00      0.00     (0.67)    (0.10)    (0.98)
                                             --------- --------- --------- --------- ---------
Net asset value, end of year. . . . . . . . . $12.53     $9.08     $9.46     $9.94     $9.83
                                             ========= ========= ========= ========= =========

TOTAL RETURN  . . . . . . . . . . . . . . . . 38.00%    -4.02%     2.13%     2.22%    20.94%


RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (in thousands). . .$25,625   $12,634    $7,577    $7,094    $6,275
  Ratio of expenses to average net asset. . .  1.12%     1.21%     1.16%     1.22%     1.38%
  Ratio of net investment income (loss)
    to average net assets . . . . . . . . . . -0.29%    -0.30%     1.27%     1.05%     1.37%
  Portfolio turnover rate . . . . . . . . . . 13.86%    18.05%   135.55%    96.05%    86.48%

                                            See Notes To Financial Statements
                                  11

                                            ADVANCE CAPITAL I, INC.
                                            FINANCIAL HIGHLIGHTS - Continued
-----------------------------------------------------------------------------

                                                                   BOND
                                             -------------------------------------------------
                                                                 Years ended December 31
                                             -------------------------------------------------
                                               1995      1994      1993      1992     1991
                                             --------- --------- --------- --------- ---------
SELECTED PER-SHARE DATA
  Net asset value, beginning of year. . . . .  $9.61    $10.82    $10.51    $10.52     $9.91
                                             --------- --------- --------- --------- ---------
Income from investment operations
  Net investment income (loss). . . . . . . .   0.70      0.71      0.72      0.70      0.74

  Net realized and unrealized gain (loss)
    on investments. . . . . . . . . . . . . .   1.18     (1.21)     0.45      0.01      0.62
                                             --------- --------- --------- --------- ---------
  Total from investment operations. . . . . .   1.88     (0.50)     1.17      0.71      1.36
                                             --------- --------- --------- --------- ---------
Less distributions
  Net investment income . . . . . . . . . . . (0.70)    (0.71)    (0.72)    (0.70)    (0.74)

  Net realized gain on investment . . . . . .   0.00      0.00     (0.14)    (0.02)    (0.01)
                                             --------- --------- --------- --------- ---------
  Total distributions . . . . . . . . . . . . (0.70)    (0.71)    (0.86)    (0.72)    (0.75)
                                             --------- --------- --------- --------- ---------
Net asset value, end of year. . . . . . . . . $10.79     $9.61    $10.82    $10.51    $10.52
                                             ========= ========= ========= ========= =========

TOTAL RETURN  . . . . . . . . . . . . . . . . 20.15%    -4.64%    11.48%     7.04%    14.26%


RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (in thousands). . . $4,527    $3,999    $4,741    $5,793    $2,439
  Ratio of expenses to average net asset. . .  0.55%     0.60%     0.61%     0.75%     0.85%
  Ratio of net investment income (loss)
    to average net assets . . . . . . . . . .  6.80%     7.06%     6.57%     6.69%     7.36%
  Portfolio turnover rate . . . . . . . . . .  6.69%    21.92%    35.99%    38.22%    25.47%

                                            See Notes To Financial Statements
                                  12

                                            ADVANCE CAPITAL I, INC.
                                            FINANCIAL HIGHLIGHTS - Continued
----------------------------------------------------------------------------

                                                                 BALANCED
                                             -------------------------------------------------
                                                                 Years ended December 31
                                             -------------------------------------------------
                                               1995      1994      1993      1992     1991
                                             --------- --------- --------- --------- ---------
SELECTED PER-SHARE DATA
  Net asset value, beginning of year. . . . .  $9.97    $10.58    $10.36    $10.38     $9.55
                                             --------- --------- --------- --------- ---------
Income from investment operations
  Net investment income (loss). . . . . . . .   0.35      0.32      0.29      0.33      0.39

  Net realized and unrealized gain (loss)
    on investments. . . . . . . . . . . . . .   2.75     (0.61)     0.22     (0.02)     1.39
                                             --------- --------- --------- --------- ---------
  Total from investment operations. . . . . .   3.10     (0.29)     0.51      0.31      1.78
                                             --------- --------- --------- --------- ---------
Less distributions
  Net investment income . . . . . . . . . . . (0.35)    (0.32)    (0.29)    (0.33)    (0.39)

  Net realized gain on investment . . . . . . (0.15)     0.00      0.00      0.00     (0.56)
                                             --------- --------- --------- --------- ---------
  Total distributions . . . . . . . . . . . . (0.50)    (0.32)    (0.29)    (0.33)    (0.95)
                                             --------- --------- --------- --------- ---------
Net asset value, end of year. . . . . . . . . $12.57     $9.97    $10.58    $10.36    $10.38
                                             ========= ========= ========= ========= =========

TOTAL RETURN . . . . . . . . . . . . . . . . .31.53%    -2.72%     4.97%     3.07%    18.32%


RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (in thousands). . .$59,299   $44,221   $46,690   $42,440   $22,677
  Ratio of expenses to average net asset. . .  1.07%     1.10%     1.08%     1.13%     1.38%
  Ratio of net investment income (loss)
    to average net assets . . . . . . . . . .  3.11%     3.18%     2.77%     3.24%     3.75%
  Portfolio turnover rate . . . . . . . . . . 22.72%    34.97%   101.29%    42.39%    50.94%

                                            See Notes To Financial Statements
                                  13

                                            ADVANCE CAPITAL I, INC.
                                            FINANCIAL HIGHLIGHTS - Continued
----------------------------------------------------------------------------

                                                       LONG TERM INCOME
                                             -----------------------------
                                             Years ended December 31
                                             -----------------------------
                                               1995      1994      1993
                                             --------- --------- ---------
SELECTED PER-SHARE DATA
  Net asset value, beginning of year. . . . .  $9.20    $10.60    $10.00
                                             --------- --------- ---------
Income from investment operations
  Net investment income (loss). . . . . . . .   0.70      0.72      0.74

  Net realized and unrealized gain (loss)
    on investments. . . . . . . . . . . . . .   1.58     (1.40)     0.77
                                             --------- --------- ---------
  Total from investment operations. . . . . .   2.28     (0.68)     1.51
                                             --------- --------- ---------
Less distributions
  Net investment income . . . . . . . . . . . (0.70)    (0.72)    (0.74)

  Net realized gain on investment . . . . . .   0.00      0.00     (0.17)
                                             --------- --------- ---------
  Total distributions . . . . . . . . . . . . (0.70)    (0.72)    (0.91)
                                             --------- --------- ---------
Net asset value, end of year. . . . . . . . . $10.78     $9.20    $10.60
                                             ========= ========= =========

TOTAL RETURN . . . . . . . .  . . . . . . . . 25.57%    -6.53%    14.43%


RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (in thousands). . . $1,450    $1,163    $1,079
  Ratio of expenses to average net asset. . .  0.63%     0.63%     0.64%
  Ratio of net investment income (loss)
    to average net assets . . . . . . . . . .  6.93%     7.37%     6.60%
  Portfolio turnover rate . . . . . . . . . .  1.74%    15.39%    75.72%

                                            See Notes To Financial Statements
                                  14

                                            ADVANCE CAPITAL I, INC.
                                            FINANCIAL HIGHLIGHTS - Continued
----------------------------------------------------------------------------

                                                      RETIREMENT INCOME
                                             -----------------------------
                                             Years ended December 31
                                             -----------------------------
                                               1995      1994      1993
                                             --------- --------- ---------
SELECTED PER-SHARE DATA
  Net asset value, beginning of year. . . . .  $9.22    $10.54    $10.00
                                             --------- --------- ---------
Income from investment operations
  Net investment income (loss). . . . . . . .   0.76      0.76      0.82

  Net realized and unrealized gain (loss)
    on investments. . . . . . . . . . . . . .   1.29     (1.32)     0.61
                                             --------- --------- ---------
  Total from investment operations. . . . . .   2.05     (0.56)     1.43
                                             --------- --------- ---------
Less distributions
  Net investment income . . . . . . . . . . . (0.76)    (0.76)    (0.82)

  Net realized gain on investment . . . . . .   0.00      0.00     (0.07)
                                             --------- --------- ---------
  Total distributions . . . . . . . . . . . . (0.76)    (0.76)    (0.89)
                                             --------- --------- ---------
Net asset value, end of year. . . . . . . . . $10.51     $9.22    $10.54
                                             ========= ========= =========

TOTAL RETURN  . . . . . . . . . . . . . . . . 22.96%    -5.34%    13.92%


Ratios and Supplemental Data
  Net assets, end of year (in thousands). . $139,299   $84,162   $47,343
  Ratio of expenses to average net asset. . .  0.84%     0.88%     0.88%
  Ratio of net investment income (loss)
    to average net assets . . . . . . . . . .  7.64%     7.89%     7.41%
  Portfolio turnover rate . . . . . . . . . . 15.63%    12.27%    37.59%

                                            See Notes To Financial Statements
                                  15

                                  ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
------------------------------------------------------------------------------

                                        MARKET                                                      MARKET
COMMON STOCK                  SHARES    VALUE               COMMON STOCK                  SHARES    VALUE
----------------------------- --------  ---------           ----------------------------- --------  ----------
ADVERTISING - 0.6%                                          BROADCASTING / CABLE TV - 2.2%   (Continued)
  Catalina Marketing Corporati  1,800  $ 112,950              Comcast Corporation           5,700  $  103,668
  Heritage Media Corporation*   2,000     51,250              Viacom - Class B*             3,000     142,125
                                                              Westwood One, Inc.*           4,000      56,500
AIR TRANSPORT - 1.1%
  Air Express International Co  3,000     69,000            BUILDING MATERIALS - 0.6%
  Atlantic Southeast Airlines,  2,500     53,750              Lafarge Corporation           3,500      65,188
  Comair Holdings, Inc.         3,000     80,625              USG Corporation*              2,900      87,000
  Fritz Companies, Inc.*        2,000     83,000
                                                            CHEMICAL - 2.7%
APPAREL - 0.7%                                                A. Schulman, Inc.             3,500      78,750
  Kellwood Company              1,750     35,656              Airgas, Inc.*                 5,300     176,225
  Nautica Enterprises, Inc.*    3,000    131,250              Crompton & Knowles            3,600      47,700
                                                              Great Lakes Chemical Corpora  1,100      79,200
AUTO PARTS - 0.2%                                             Lilly Industries, Inc.        4,000      51,000
  Superior Industries Int'l, I  2,400     63,300              Oil-Dri Corporation America   2,700      42,188
                                                              Olin Corporation              1,000      74,250
AUTO & TRUCKS - 0.2%                                          Sherwin-Williams Company      2,500     101,875
  Wabash National Corporation   2,500     55,937              Wellman, Inc.                 2,200      50,050

BANK - 4.1%                                                 COMPUTER & PERIPHERALS - 6.3%
  Bank of New York Company, In  2,300    112,125              Bay Networks, Inc.*           4,500     185,062
  Bank South Corporation        1,800     54,675              Cabletron Systems, Inc.*      2,000     162,000
  BayBanks, Inc.                1,000     98,250              Cisco Systems, Inc.*          2,400     179,100
  City National Corporation     5,000     70,000              Compaq Computer Corporation*  2,500     120,000
  Crestar Financial Corporatio  1,000     59,125              EMC Corporation*              4,300      66,112
  First American Corporation    3,700    175,288              Microchip Technology, Inc.*   2,450      89,425
  First Bank Systems, Inc.      2,000     99,250              SCI Systems, Inc.*            2,000      62,000
  Midlantic Corporation         2,900    190,312              Seagate Technology*           3,800     180,500
  Norwest Corp.                 2,576     85,008              Silicon Graphics, Inc.*       3,000      82,500
  State Street Boston Corporat  2,300    103,500              Sun Microsystems, Inc.*       5,200     237,250
                                                              3COM Corporation, Inc.*       3,000     139,875
BEVERAGE - 0.5%                                               Xilinx, Inc.*                 3,300     100,650
  Adolph Coors Company          1,700     37,612
  Robert Mondavi Corporation*   3,000     82,875            COMPUTER SOFTWARE & SERVICES - 10.1%
                                                              Acclaim Entertainment, Inc.*  1,200      14,850
BROADCASTING / CABLE TV - 2.2%                                Adobe Systems, Inc.           3,000     186,000
  A.H. Belo Corporation         2,000     69,500              America Online, Inc.*         3,200     120,000
  Clear Channel Communications  4,500    198,562              BMC Software, Inc.*           2,800     119,700

                                      See Notes To Financial Statements
                                  16

                                  ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
------------------------------------------------------------------------------

                                        MARKET                                                      MARKET
COMMON STOCK                  SHARES    VALUE               COMMON STOCK                  SHARES    VALUE
----------------------------- --------  ---------           ----------------------------- --------  ----------
COMPUTER SOFTWARE & SERVICES - 10.1%   (Cont'd)             ELECTRONICS - 3.5%
  Broderbund Software, Inc.*    1,900  $ 115,425              Altera Corporation*           1,700  $   84,575
  Cadence Design Systems, Inc.  2,000     84,000              General Instrument Corporati  3,200      74,800
  Ceridian Corporation*         3,500    144,375              Harman International Industr  2,100      84,262
  Cerner Corporation*           1,400     28,700              Lam Research Corporation*     2,300     105,225
  Davidson & Associates, Inc.*  2,400     52,800              Macromedia*                   2,000     104,500
  First Data Corporation        3,806    254,526              Molex, Inc.                   3,750     114,844
  FTP Software, Inc.*           2,300     66,700              Stratacom, Inc.*              1,000      73,500
  HBO & Company                 2,000    153,250              Symbol Technologies, Inc.*    2,600     102,700
  Informix Corporation*         4,500    135,000              Ultratech Stepper, Inc.*      2,000      51,500
  Intuit, Inc.*                 1,200     93,600              Vishay Intertechnology, Inc.  3,150      99,225
  Microsoft Corporation*        1,900    166,725
  Minnesota Educ. Computing Co  2,500     62,500            ENVIRONMENTAL - 0.6%
  Network General Corporation*  2,500     83,438              Sanifill, Inc.*               2,000      66,750
  Oracle Corporation*           5,000    211,875              Western Waste Industries*     3,000      82,125
  Peoplesoft, Inc.*             2,000     86,000
  Security Dynamics Tech., Inc  1,000     54,500            FINANCIAL SERVICES - 5.7%
  Sierra On-Line, Inc.*         3,000     86,250              CUC International, Inc.*      4,500     153,562
  Sybase, Inc.*                 3,000    108,000              Finova Group, Inc.            2,500     120,625
  Symantec Corporation*         2,300     53,475              First USA, Inc.               2,500     110,938
  Synopsys, Inc.*               2,000     76,000              Franklin Resources, Inc.      1,600      80,600
  Wonderware Corporation*       2,000     34,250              Green Tree Financial Corpora  4,000     105,500
                                                              H & R Block, Inc.             1,300      52,650
DIVERSIFIED - 1.9%                                            Medaphis Corporation*         4,000     148,000
  Alco Standard Corporation     4,000    182,500              Mercury Finance Company       6,000      79,500
  Danaher Corporation           2,500     79,375              Mutual Risk Management, Ltd.  3,800     173,850
  Service Corp. International   2,600    114,400              Paychex, Inc.                 4,650     231,919
  Thermo Electron Corp.*        2,000    104,000              Pioneer Group, Inc.           3,000      81,750
                                                              United Asset Management Corp  2,100      80,588
DRUG - 3.2%                                                   Unitog Company                1,900      45,837
  Amgen, Inc.*                  5,600    332,500
  Biogen, Inc.*                 3,700    227,550            FOOD PROCESSING - 0.6%
  Forest Laboratories, Inc.*    2,100     95,025              Goodmark Foods, Inc.          4,000      71,000
  Isis Pharmaceuticals, Inc.*   4,000     52,500              Hormel Foods Corporation      3,400      83,725
  Mylan Laboratories, Inc.      3,750     88,125
  Roberts Pharmaceutical Corp.  1,600     28,400            FOREIGN TELECOMMUNICATIONS - 2.2%
                                                              Ericsson Telephone           10,000     195,000
ELECTRICAL EQUIPMENT - 0.6%                                   Reuters Holdings PLC          3,900     214,988
  Anixter International, Inc.*  5,000     93,125              Vodafone Group PLC            4,000     141,000
  Littlefuse, Inc.*             1,500     55,125

                                      See Notes To Financial Statements
                                  17

                                  ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
------------------------------------------------------------------------------

                                        MARKET                                                      MARKET
COMMON STOCK                  SHARES    VALUE               COMMON STOCK                  SHARES    VALUE
----------------------------- --------  ---------           ----------------------------- --------  ----------
FURNITURE / HOME FURNISHINGS - 0.2%                         INSURANCE - 3.3%   (Continued)
  Shaw Industries, Inc.         3,000  $  44,250              Value Health, Inc.*           1,100  $   30,250
                                                              Zurich Reinsurance Centre Ho  2,500      75,938
GROCERY - 0.4%
  Safeway, Inc.*                2,200    113,300            MACHINERY - 1.6%
                                                              AGCO Corporation              2,500     127,500
HOMEBUILDING - 0.6%                                           Cascade Corporation           3,200      44,800
  Lennar Corporation            2,100     52,762              Greenfield Industries, Inc.   2,500      78,125
  Rouse Company                 4,900     99,838              Parker-Hannifin Corporation   2,500      85,625
                                                              Tecumseh Products Company       700      36,575
HOTEL / GAMING - 2.3%                                         TriMas Corporation            1,500      28,125
  G-Tech Holdings Corporation*  1,500     39,188
  Harrah's Entertainment, Inc.  1,800     43,650            MANUFACTURED HOUSING - 0.7%
  HFS, Inc.*                    3,500    286,125              Clayton Homes, Inc.           1,563      33,399
  La Quinta Inns, Inc.          2,500     68,438              Oakwood Homes Corporation     3,500     134,312
  Marcus Corporation            1,950     53,381
  Mirage Resorts, Inc.*         2,500     86,250            MEDICAL SERVICES - 4.8%
                                                              Health Care & Retirement Cor  3,700     129,500
HOUSEHOLD PRODUCTS - 0.8%                                     Health Management Associates  4,950     129,319
  Amway Asia Pacific Ltd.       3,000    106,875              Horizon/CMS Healthcare Corp.  2,700      68,175
  Lancaster Colony Corporation  2,500     93,125              Omnicare, Inc.                2,000      89,500
                                                              OrNda HealthCorp*             2,500      58,125
INDUSTRIAL PRODUCTS - 0.2%                                    Pacific Physician Services,   2,500      45,000
  Watts Industries, Inc.        2,000     46,500              United HealthCare Corporatio  4,900     320,338
                                                              Universal Health Services, I  1,900      84,312
INDUSTRIAL SERVICES - 1.4%                                    U.S. Healthcare, Inc.         3,050     141,825
  Equifax, Inc.                 6,200    132,525              Vencor, Inc.*                 5,400     175,500
  Kelly Services, Inc.          2,300     63,825
  Manpower, Inc.                2,400     67,500            MEDICAL SUPPLIES - 2.9%
  Robert Half International, I  2,000     83,750              Amsco International, Inc.*    4,500      66,938
                                                              Cardinal Health, Inc.         3,250     177,938
INSURANCE - 3.3%                                              Cordis Corporation*           2,200     221,100
  AMBAC, Inc.                   2,600    121,875              MediSense, Inc.*              2,000      63,250
  Equitable of Iowa Companies   2,600     83,525              Summit Technology, Inc.*      3,000     101,250
  Humana, Inc.*                 3,100     84,863              Sybron Corporation*           5,000     118,750
  MGIC Investment Corporation   2,000    108,500
  Mid Atlantic Medical Service  3,600     87,300            METAL FABRICATING - 0.3%
  Oxford Health Plans, Inc.*    1,600    118,200              Kennametal, Inc.              2,500      79,375
  Progressive Corporation of O  2,800    136,850

                                      See Notes To Financial Statements
                                  18

                                  ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
-----------------------------------------------------------------------

                                        MARKET                                                      MARKET
COMMON STOCK                  SHARES    VALUE               COMMON STOCK                  SHARES    VALUE
----------------------------- --------  ---------           ----------------------------- --------  ----------
METALS & MINING - 0.3%                                      RAILROAD - 0.8%
  Magma Copper Company*         3,000  $  83,625              Kansas City Southern Ind., I  2,300  $  105,225
                                                              Wisconsin Central Transporta  1,500      98,625
NATURAL GAS - 0.4%
  Sonat, Inc.                   3,000    106,875            REAL ESTATE INVESTMENT TRUST - 0.7%
                                                              National Health Investors, I  2,700      89,437
NEWSPAPER - 0.2%                                              Security Capital Pacific Tru  4,500      88,875
  Central Newspapers, Inc.      1,500     47,063
                                                            RECREATION - 2.4%
OFFICE EQUIPMENT & SUPPLIES - 0.7%                            Callaway Golf Company         4,400      99,550
  Danka Business Systems PLC    2,000     74,000              Carmike Cinemas, Inc.*        6,000     135,000
  Reynolds & Reynolds Company   2,700    104,962              Carnival Corporation          4,500     109,688
                                                              Electronic Arts, Inc.*        2,200      57,475
OILFIELD SERVICES - 1.0%                                      Gaylord Entertainment Compan  2,915      80,891
  BJ Services Company/Warrants  1,160      8,845              Harley-Davidson, Inc.         3,000      86,250
  Pride Petroleum Services, In  6,000     63,750              Sturm, Ruger & Company, Inc.  2,000      54,750
  Smith International, Inc.*    4,300    101,050
  Triton Energy Corporation*    1,500     86,063            RESTAURANT - 1.3%
                                                              Apple South, Inc.             1,950      41,925
PACKAGING & CONTAINER- 0.4%                                   Applebee's International, In  2,200      50,050
  Sealed Air Corporation*       3,400     95,625              Brinker International, Inc.*  3,350      50,668
                                                              Outback Steakhouse, Inc.*     3,750     134,531
PAPER & FOREST PRODUCTS - 0.5%                                Sbarro, Inc.                  3,000      64,500
  Willamette Industries, Inc.   2,300    129,375
                                                            RETAIL STORE - 5.4%
PETROLEUM - 1.5%                                              AutoZone, Inc.*               2,300      66,412
  Apache Corporation            3,000     88,500              Bed Bath & Beyond, Inc.*      3,500     135,844
  Devon Energy Corporation      2,500     63,750              Circuit City Stores, Inc.     2,800      77,350
  Noble Affiliates, Inc.        3,900    116,512              Dollar General Corporation    6,093     126,430
  Tosco Corporation             1,500     57,188              Fingerhut Companies, Inc.     2,000      27,750
  United Meridian Corporation*  3,200     55,600              Gap, Inc.                     1,000      42,000
                                                              General Nutrition Companies*  4,000      92,000
PRECISION INSTRUMENT - 0.9%                                   Heilig-Meyers Company         2,300      42,262
  KLA Instruments Corporation*  1,600     41,700              Lands' End, Inc.*             4,200      57,225
  Tektronix, Inc.               2,000     98,250              Lowe's Companies, Inc.        2,400      80,400
  Teleflex, Inc.                2,500    102,500              Men's Wearhouse, Inc.*        2,250      57,937
                                                              Michaels Stores, Inc.*        3,300      45,375
PUBLISHING - 0.8%                                             Office Depot, Inc.*           6,150     120,694
  Edmark Corporation*           2,400     75,600              Pep Boys-Manny, Moe & Jack    2,000      51,250
  Scholastic Corporation*       1,500    116,625

                                      See Notes To Financial Statements
                                  19

                                  ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
------------------------------------------------------------------------------

                                        MARKET                                                      MARKET
COMMON STOCK                  SHARES    VALUE               COMMON STOCK                  SHARES    VALUE
----------------------------- --------  ---------           ----------------------------- --------  ----------
RETAIL STORE - 5.4%   (Continued)                           TELECOMMUNICATIONS SERVICE - 1.9%
  Starbucks Corporation*        4,000  $  84,000              Cellular Commun. of Puerto R  1,500  $   41,625
  Viking Office Products, Inc.  3,200    148,800              Centennial Cellular Corporat  2,500      42,812
  Williams-Sonoma, Inc.*        3,000     55,500              Frontier Corporation          3,600     108,000
  Zale Corporation*             5,000     80,625              LCI International, Inc.*      6,400     131,200
                                                              Paging Network, Inc.*         5,000     121,875
SECURITIES BROKERAGE - 0.7%                                   United States Cellular Corpo  1,500      50,250
  Charles Schwab Corporation    6,000    120,000
  Investment Technology Group*  1,500     13,875            TEXTILE - 0.3%
  Raymond James Financial, Inc  2,500     53,125              Unifi, Inc.                   3,000      66,750

SEMICONDUCTOR - 4.3%                                        THRIFT - 0.5%
  Applied Materials, Inc.*      2,800    110,250              JSB Financial Corporation     2,000      63,250
  Atmel Corporation*            3,400     76,075              Roosevelt Financial Group, I  2,800      54,250
  Integrated Device Technology  5,600     72,100
  International Rectifier Corp  4,600    115,000            TOYS - 0.4%
  Linear Technology Corporatio  5,400    211,950              Mattel, Inc.                  3,300     101,475
  LSI Logic Corporation*        2,000     65,500
  Maxim Integrated Products, I  9,000    346,500            TRUCKING & TRANSPORT LEASING - 0.6%
  S3, Inc.*                     2,900     51,113              American Freightways Corp.*   2,400      24,900
  Teradyne, Inc.*               2,600     64,675              M.S. Carriers, Inc.*          2,900      58,000
                                                              Werner Enterprise, Inc.       4,000      81,000
SHOE - 0.4%                                                                                         ----------
  Wolverine World Wide, Inc.    3,000     94,500            TOTAL COMMON STOCK - 98.2%
                                                              (Cost $19,042,234)                   $25,173,380
STEEL - 0.6%                                                                                        ==========
  Commercial Metals Company     2,500     61,875
  Worthington Industries        5,000    104,063

TELECOMMUNICATIONS EQUIPMENT - 4.1%
  Andrew Corporation*           2,625    100,406
  Ascend Communications, Inc.*  2,000    162,250
  Aspect Telecommunications Co  2,000     67,000
  Cascade Communications Corp.  1,500    127,875
  Cidco, Inc.*                  1,900     48,450
  Coherent Commun. Systems Cor  3,000     57,750
  DSC Communications Corp.*     2,200     81,125
  Glenayre Technologies, Inc.*  2,700    112,050
  Tellabs, Inc.*                3,200    118,400
  U.S. Robotics, Inc.*          2,000    175,500

*Securities are non - income producing

                                      See Notes To Financial Statements
                                  20

                                  ADVANCE CAPITAL I, INC. - BOND FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
----------------------------------------------------------------------

                                      S & P
FIXED INCOME SECURITIES               CREDIT                             PRINCIPAL     MARKET
ISSUE                                 RATING      COUPON    MATURITY     AMOUNT        VALUE
-----------------------------------   ---------   -------   ---------    ----------    ----------
BANK - 10.4%
   Banc One Corporation                 A+         8.740    09/15/03    $  100,000    $  115,500
   First Chicago NBD Corporation        A          8.100    03/01/02       100,000       109,906
   Harris Bankcorp, Inc.                A+         9.375    06/01/01        75,000        86,634
   Morgan, J.P. & Company               AA         8.500    08/15/03       100,000       113,719
   Security Pacific Corporation         A          9.750    05/15/99        40,000        44,363

CHEMICAL - 2.5%
   duPont, E.I. de Nemours & Co.        AA-        6.000    12/01/01       115,000       114,892

COMPUTER & PERIPHERALS - 1.8%
   International Business Machines Cor  A          7.250    11/01/02        75,000        80,453

ELECTRIC & GAS UTILITIES - 13.3%
   Baltimore Gas & Electric Company     A+         6.125    07/01/03       150,000       147,770
   Florida Power Corporation            AA-        6.875    02/01/08        70,000        74,676
   Kentucky Utilities Company           AA-        7.375    12/01/02        75,000        76,677
   Northern States Power Co. Minn.      AA-        7.375    03/01/02        40,000        40,642
   Ontario Hydro                        AA-        7.450    03/31/13       150,000       164,578
   Public Service Co. of Oklahoma       A+         7.250    01/01/99        50,000        50,487
   Public Service Electric & Gas        A-         7.000    09/01/24        50,000        49,281

ENVIRONMENTAL - 1.1%
   Waste Management, Inc.               A+         7.650    03/15/11        45,000        49,417

FINANCIAL SERVICES - 4.8%
   BHP Finance USA Ltd.                 A          7.875    12/01/02       100,000       109,499
   General Electric Capital Corporatio  AAA        7.750    03/15/02       100,000       109,944

FOREIGN GOVERNMENT - 6.2%
   Province of Ontario                  AA-        7.625    06/22/04       100,000       110,188
   Province of Quebec                   A+         8.800    04/15/03       150,000       171,890

GOVERNMENTAL AGENCY - 1.1%
   Tennessee Valley Authority         Not Rated    6.125    07/15/03        50,000        49,688

                                      See Notes To Financial Statements
                                  21

                                  ADVANCE CAPITAL I, INC. - BOND FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
------------------------------------------------------------------------

                                      S & P
FIXED INCOME SECURITIES               CREDIT                             PRINCIPAL     MARKET
ISSUE                                 RATING      COUPON    MATURITY     AMOUNT        VALUE
-----------------------------------   ---------   -------   ---------    ----------    ----------
INSURANCE - 8.7%
   Aetna Life & Casualty Company        A-         6.375    08/15/03    $  110,000    $  110,413
   Allstate Corporation                 A          7.500    06/15/13       100,000       107,531
   CIGNA Corporation                    BBB+       8.250    01/01/07       100,000       115,483
   Travelers, Inc.                      A+         7.625    01/15/97        57,000        58,087

MACHINERY - 5.3%
   Caterpillar, Inc.                    A          9.000    04/15/06       100,000       119,646
   Deere & Company                      A          8.950    06/15/19       100,000       121,637

METALS & MINING - 2.8%
   Alcan Aluminum Ltd.                  A-         5.875    04/01/00       125,000       124,961

NEWSPAPER - 1.5%
   Knight-Ridder, Inc.                  AA-        9.875    04/15/09        50,000        66,203

OFFICE EQUIPMENT & SUPPLIES - 0.8%
   Xerox Corporation                    A          9.750    03/15/00        30,000        34,331

PETROLEUM - 5.2%
   BP America, Inc.                     AA-        8.750    02/01/03        75,000        86,993
   Kerr-McGee Corporation               A-         7.000    11/01/11       150,000       149,509

RAILROAD - 2.5%
   Missouri Pacific Railroad Co.        AA-        9.400    12/15/00       100,000       114,160

RETAIL STORE - 6.5%
   Sears, Roebuck & Company             BBB        9.250    08/01/97       200,000       210,438
   Wal-Mart Stores, Inc.                AA         8.625    04/01/01        75,000        84,141

SECURITIES BROKERAGE - 7.2%
   Lehman Brothers Holdings, Inc.       A          8.875    03/01/02       150,000       167,766
   Merrill Lynch & Company, Inc.        A+         8.230    04/30/02       150,000       156,632

SEMICONDUCTOR - 3.3%
   Texas Instruments, Inc.              A          8.750    04/01/07       125,000       148,122

                                      See Notes To Financial Statements
                                  22

                                  ADVANCE CAPITAL I, INC. - BOND FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
-----------------------------------------------------------------------

                                      S & P
FIXED INCOME SECURITIES               CREDIT                             PRINCIPAL     MARKET
ISSUE                                 RATING      COUPON    MATURITY     AMOUNT        VALUE
-----------------------------------   ---------   -------   ---------    ----------    ----------
TELECOMMUNICATIONS SERVICE - 6.9%
   AT&T Corporation                     AA         7.125    01/15/02    $  100,000    $  106,156
   GTE Southwest, Inc.                  A+         5.820    12/01/99       100,000        99,813
   Pacific Bell Telephone Co.           AA-        7.000    07/15/04       100,000       106,125

TOBACCO - 3.5%
   Philip Morris Companies, Inc.        A          7.500    01/15/02       100,000       105,938
   Philip Morris Companies, Inc.        A          9.250    12/01/97        50,000        53,141

U.S. GOVERNMENT - 2.6%
   U. S. Treasury                                  7.500    02/15/05       105,000       119,093
                                                                                       ----------
TOTAL FIXED-INCOME SECURITIES - 98.0%
   (Cost $4,096,111)                                                                  $4,436,523
                                                                                       ==========

                                      See Notes To Financial Statements
                                  23

                                  ADVANCE CAPITAL I, INC. - BALANCED FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
--------------------------------------------------------------------------

                                        MARKET                                                      MARKET
COMMON STOCK                  SHARES    VALUE               COMMON STOCK                  SHARES    VALUE
----------------------------- --------  ---------           ----------------------------- --------  ---------
ADVERTISING - 0.1%                                          BANK - 5.4%   (Continued)
  Catalina Marketing Corporati  1,000  $  62,750              City National Corporation     1,100  $  15,400
  Heritage Media Corporation*   1,000     25,625              First American Corporation    2,200    104,225
                                                              First Bank Systems, Inc.      1,300     64,512
AEROSPACE / DEFENSE - 1.3%                                    First Chicago NBD Corporatio  6,335    250,232
  Boeing Company                1,700    133,238              First Interstate Bancorp      1,400    191,100
  General Motors Corp. - Class  1,500     73,688              First Tennessee National Cor  2,900    175,450
  Loral Corporation             5,000    176,875              First Union Corporation       5,800    322,625
  McDonnell Douglas Corporatio  2,400    220,800              Integra Financial Corporatio  1,000     63,125
  Raytheon Company              3,200    151,200              J.P. Morgan & Company         2,000    160,500
                                                              KeyCorp                       4,000    145,000
AIR TRANSPORT - 0.3%                                          Mellon Bank Corporation       2,700    145,125
  Air Express International Co    700     16,100              Mercantile Bancorporation, I  1,050     48,300
  Atlantic Southeast Airlines,  1,000     21,500              Midlantic Corporation         2,500    164,062
  Comair Holdings, Inc.         1,050     28,219              NationsBank Corporation       4,000    278,500
  Pittston Services Group       3,000     94,125              PNC Bank Corporation          4,000    129,000
                                                              State Street Boston Corporat  1,200     54,000
APPAREL - 0.0%
  Kellwood Company              1,400     28,525            BEVERAGE - 0.7%
                                                              Adolph Coors Company            800     17,700
AUTO PARTS - 0.2%                                             Anheuser-Busch Companies, In  3,700    247,438
  Borg-Warner Automotive, Inc.  1,000     32,000              Coca-Cola Company               500     37,125
  Dana Corporation              1,600     46,800              PepsiCo, Inc.                 1,500     83,812
  Strattec Security Corporatio    240      4,320              Robert Mondavi Corporation*   1,500     41,438
  Superior Industries Int'l, I  1,400     36,925
                                                            BROADCASTING / CABLE TV - 1.0%
AUTO & TRUCK - 0.4%                                           A.H. Belo Corporation         1,400     48,650
  Ford Motor Company            3,500    101,500              Capital Cities/ABC, Inc.      2,000    246,750
  General Motors Corporation    2,400    126,900              Clear Channel Communications  1,600     70,600
  Wabash National Corporation   1,000     22,375              Comcast Corporation           3,000     54,562
                                                              U.S. West Media Group*        4,000     76,000
BANK - 5.4%                                                   Viacom - Class B*             1,599     75,753
  BankAmerica Corporation       1,000     64,750              Westwood One, Inc.*             700      9,888
  Bank of Boston Corporation    1,000     46,250
  Bank of New York Company, In  1,400     68,250            BUILDING MATERIALS - 0.2%
  Barnett Banks, Inc.           5,200    306,800              Armstrong World Industries,   1,500     93,000
  BayBanks, Inc.                  700     68,775              Lafarge Corporation           1,000     18,625
  Chase Manhattan Corporation   1,000     60,625              USG Corporation*              1,100     33,000
  Chemical Banking Corporation  3,800    223,250

                                      See Notes To Financial Statements
                                  24

                                  ADVANCE CAPITAL I, INC. - BALANCED FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
--------------------------------------------------------------------------

                                        MARKET                                                      MARKET
COMMON STOCK                  SHARES    VALUE               COMMON STOCK                  SHARES    VALUE
----------------------------- --------  ---------           ----------------------------- --------  ---------
CHEMICAL - 3.3%                                             COMPUTER SOFTWARE & SERVICES - 1.9%   (Cont'd)
  A. Schulman, Inc.             2,000  $  45,000              Brandon Systems Corporation     700  $  17,937
  Airgas, Inc.*                 3,000     99,750              Broderbund Software, Inc.*    1,400     85,050
  B.F. Goodrich Company         1,000     68,000              Ceridian Corporation*         2,000     82,500
  Crompton & Knowles            1,500     19,875              Davidson & Associates, Inc.*    800     17,600
  duPont, E.I. de Nemours & Co  3,500    244,562              First Data Corporation        1,744    116,630
  Eastman Chemical Company        250     15,656              HBO & Company                 1,000     76,625
  Great Lakes Chemical Corpora    500     36,000              Informix Corporation*         1,000     30,000
  Lilly Industries, Inc.        1,500     19,125              Microsoft Corporation*        1,000     87,750
  Minnesota Mining & Manufactu  4,000    265,000              Oracle Corporation*           2,550    108,056
  Monsanto Company              3,500    428,750              Sierra On-Line, Inc.*         1,000     28,750
  Oil-Dri Corporation America   1,400     21,875              Sybase, Inc.*                 1,400     50,400
  Olin Corporation                700     51,975              Symantec Corporation*         1,000     23,250
  Rohm & Haas Company           1,000     64,375              Synopsys, Inc.*               2,000     76,000
  Sherwin-Williams Company      2,000     81,500              Wonderware Corporation*         800     13,700
  Union Carbide Corporation     2,100     78,750
  WD-40 Company                 2,800    114,800            DIVERSIFIED - 1.4%
  W.R. Grace & Company          2,500    147,812              Alco Standard Corporation     2,800    127,750
  Wellman, Inc.                 1,000     22,750              AlliedSignal, Inc.            5,100    242,250
  Witco Corporation             1,700     49,725              Danaher Corporation           1,000     31,750
                                                              Premark International, Inc.   1,000     50,625
COMPUTER & PERIPHERALS - 1.5%                                 Service Corp. International   2,100     92,400
  Bay Networks, Inc.*           2,700    111,037              Textron, Inc.                 1,500    101,250
  Cabletron Systems, Inc.*      1,500    121,500              TRW, Inc.                     1,000     77,500
  Cisco Systems, Inc.*          2,000    149,250              United Technologies Corporat  1,100    104,363
  Compaq Computer Corporation*  1,000     48,000
  EMC Corporation*              3,000     46,125            DRUG - 3.6%
  Microchip Technology, Inc.*   1,000     36,500              American Home Products Corp.  1,000     97,000
  Seagate Technology*           2,000     95,000              Amgen, Inc.*                  3,200    190,000
  Silicon Graphics, Inc.*       1,500     41,250              Biogen, Inc.*                 2,400    147,600
  Sun Microsystems, Inc.*       1,600     73,000              Bristol-Myers Squibb Company  6,200    532,425
  3COM Corporation, Inc.*       1,600     74,600              Forest Laboratories, Inc.*    1,100     49,775
  Xilinx, Inc.*                 2,100     64,050              Merck & Company, Inc.         8,000    526,000
                                                              Mylan Laboratories, Inc.      1,200     28,200
COMPUTER SOFTWARE & SERVICES - 1.9%                           Pfizer, Inc.                  3,000    189,000
  Adobe Systems, Inc.           1,200     74,400              Roberts Pharmaceutical Corp.  1,000     17,750
  America Online, Inc.*         2,000     75,000              Schering-Plough Corporation   2,000    109,500
  Automatic Data Processing, I  2,000    148,500              Warner-Lambert Company        1,900    184,538
  BMC Software, Inc.*           1,000     42,750

                                      See Notes To Financial Statements
                                  25

                                  ADVANCE CAPITAL I, INC. - BALANCED FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
--------------------------------------------------------------------------

                                        MARKET                                                      MARKET
COMMON STOCK                  SHARES    VALUE               COMMON STOCK                  SHARES    VALUE
----------------------------- --------  ---------           ----------------------------- --------  ---------
DRUGSTORE - 0.1%                                            ENVIRONMENTAL - 0.4%
  Rite Aid Corporation          2,000  $  68,500              Browning-Ferris Industries,   3,000  $  88,500
                                                              Western Waste Industries*     1,200     32,850
ELECTRIC & GAS UTILITIES - 3.4%                               WMX Technologies, Inc.        4,500    134,438
  Baltimore Gas & Electric Com  5,700    162,450
  CMS Energy Corporation        2,300     68,712            FINANCIAL SERVICES - 2.3%
  Consolidated Edison Co. of N  1,900     60,325              American Express Company      5,000    207,500
  Duke Power Company            3,400    161,075              Countrywide Credit Industrie  4,000     86,500
  Entergy Corporation           4,000    117,000              CUC International, Inc.*      2,850     97,256
  Florida Progress Corporation  5,500    194,562              Dean Witter, Discover & Comp  3,500    164,500
  General Public Utilities Cor  3,600    122,400              Finova Group, Inc.            1,000     48,250
  Hawaiian Electric Industries  2,300     89,125              First USA, Inc.               1,400     62,125
  New England Electric System   1,700     67,362              Franklin Resources, Inc.      1,000     50,375
  Niagra Mohawk Power Corporat  2,500     23,750              Green Tree Financial Corpora  2,000     52,750
  Northern States Power Compan  2,500    122,812              H & R Block, Inc.             1,300     52,650
  PacifiCorp                    8,400    178,500              Household International, Inc  1,000     59,125
  Public Service Enterprise Gr  1,900     58,188              Medaphis Corporation*         1,400     51,800
  Public Service of Colorado    4,700    166,263              Mercury Finance Company       3,000     39,750
  SCEcorp                       6,500    115,375              Mutual Risk Management, Ltd.  2,500    114,375
  TECO Energy, Inc.             7,700    197,313              Paychex, Inc.                 1,500     74,812
  Unicom Corporation*           3,500    114,625              Pioneer Group, Inc.           2,000     54,500
                                                              Travelers, Inc.               1,800    113,175
ELECTRICAL EQUIPMENT - 1.6%                                   United Asset Management Corp  1,000     38,375
  Anixter International, Inc.*  1,600     29,800              Unitog Company                1,000     24,125
  Emerson Electric Company      2,500    204,375
  General Electric Company      8,200    590,400            FOOD PROCESSING - 0.8%
  Hubbell, Inc.                 1,000     65,750              Goodmark Foods, Inc.          5,200     92,300
  Littlefuse, Inc.*             1,000     36,750              Hershey Foods Corp.           1,400     91,000
                                                              Hormel Foods Corporation      1,000     24,625
ELECTRONICS - 0.7%                                            Kellogg Company               1,500    115,875
  Altera Corporation*           1,000     49,750              Sara Lee Corporation          4,500    143,438
  General Instrument Corporati  1,500     35,062
  Harman International Industr  1,050     42,130            FOREIGN TELECOMMUNICATIONS - 0.6%
  Lam Research Corporation*     1,300     59,475              Ericsson Telephone            6,400    124,800
  Macromedia*                     800     41,800              Reuters Holdings PLC          2,400    132,300
  Molex, Inc.                   1,875     57,422              Vodafone Group PLC            2,100     74,025
  Symbol Technologies, Inc.*    2,000     79,000
  Ultratech Stepper, Inc.*      1,000     25,750            FURNITURE / HOME FURNISHINGS - 0.0%
  Vishay Intertechnology, Inc.  1,500     47,250              Shaw Industries, Inc.         1,500     22,125

                                  See Notes To Financial Statements
                                  26

                                  ADVANCE CAPITAL I, INC. - BALANCED FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
--------------------------------------------------------------------------

                                        MARKET                                                      MARKET
COMMON STOCK                  SHARES    VALUE               COMMON STOCK                  SHARES    VALUE
----------------------------- --------  ---------           ----------------------------- --------  ---------
GROCERY - 0.1%                                              INSURANCE - 2.1%   (Continued)
  Safeway, Inc.*                1,600  $  82,400              Equitable of Iowa Companies   2,100  $  67,462
                                                              Humana, Inc.*                 1,500     41,062
HOMEBUILDING - 0.3%                                           MBIA, Inc.                    1,500    112,500
  Lennar Corporation            1,700     42,712              MGIC Investment Corporation   1,000     54,250
  Rouse Company                 7,000    142,625              Oxford Health Plans, Inc.*      800     59,100
                                                              Progressive Corporation of O  1,000     48,875
HOTEL / GAMING - 0.4%                                         Zurich Reinsurance Centre Ho  1,000     30,375
  G-Tech Holdings Corporation*  1,000     26,125
  Harrah's Entertainment, Inc.  1,100     26,675            MACHINERY - 1.4%
  HFS, Inc.*                    1,000     81,750              AGCO Corporation              1,000     51,000
  La Quinta Inns, Inc.          1,000     27,375              Alamo Group, Inc.             1,500     27,000
  Marcus Corporation            1,950     53,380              Briggs & Stratton Corporatio  1,200     52,050
  Mirage Resorts, Inc.*         1,000     34,500              Caterpillar, Inc.             1,800    105,750
                                                              Cummins Engine Company, Inc.  2,100     77,700
HOUSEHOLD PRODUCTS - 1.3%                                     Deere & Company               4,200    148,050
  Amway Asia Pacific Ltd.       1,000     35,625              Dover Corporation             5,200    191,750
  Clorox Company                1,900    136,088              GATX Corporation                700     34,038
  Colgate-Palmolive Company     3,100    217,775              Greenfield Industries, Inc.     900     28,125
  Kimberly-Clark Corporation    2,900    239,975              JLG Industries, Inc.            600     17,850
  Lancaster Colony Corporation  1,000     37,250              Parker-Hannifin Corporation   1,050     35,962
  Proctor & Gamble Company      1,200     99,600              TriMas Corporation            1,500     28,125
                                                              Trinova Corporation           2,100     60,113
INDUSTRIAL PRODUCTS - 0.0%
  Watts Industries, Inc.        1,000     23,250            MANUFACTURED HOUSING - 0.1%
                                                              Oakwood Homes Corporation     1,000     38,375
INDUSTRIAL SERVICES - 0.5%
  Equifax, Inc.                 4,600     98,325            MARITIME - 0.1%
  Kelly Services, Inc.            700     19,425              American President Co's., Lt  2,000     46,000
  Manpower, Inc.                1,500     42,188
  PHH Corporation               1,600     74,800            MEDICAL SERVICES - 1.2%
  Sylvan Learning Systems*      1,300     38,675              Health Care & Retirement Cor  3,900    136,500
                                                              Health Management Associates  2,475     64,659
INSURANCE - 2.1%                                              Horizon/CMS Healthcare Corp.  2,000     50,500
  AFLAC, Inc.                   1,600     69,400              Mid Atlantic Medical Service  1,300     31,525
  Allstate Corporation          3,615    148,667              Omnicare, Inc.                1,400     62,650
  AMBAC, Inc.                   1,300     60,938              OrNda HealthCorp*             1,000     23,250
  American International Group  4,125    381,562              United HealthCare Corporatio  2,300    150,363
  Aon Corporation               3,500    174,563              Universal Health Services, I  1,100     48,813

                                      See Notes To Financial Statements
                                  27

                                  ADVANCE CAPITAL I, INC. - BALANCED FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
--------------------------------------------------------------------------

                                        MARKET                                                      MARKET
COMMON STOCK                  SHARES    VALUE               COMMON STOCK                  SHARES    VALUE
----------------------------- --------  ---------           ----------------------------- --------  ---------
MEDICAL SERVICES - 1.2%   (Continued)                       OILFIELD SERVICES - 0.8%
  U.S. Healthcare, Inc.         1,500  $  69,750              Baker Hughes, Inc.            3,000  $  73,125
  Vencor, Inc.*                 3,100    100,750              BJ Services Company/Warrants  1,200      9,150
                                                              Halliburton Company           3,500    177,188
MEDICAL SUPPLIES - 1.4%                                       Pride Petroleum Services, In  2,800     29,750
  Abbott Laboratories           3,600    150,300              Schlumberger, Ltd.            1,000     69,250
  Amsco International, Inc.*    1,500     22,312              Smith International, Inc.*    2,300     54,050
  Baxter International, Inc.    2,000     83,750              Triton Energy Corporation*      700     40,163
  Cardinal Health, Inc.         1,200     65,700
  Cordis Corporation*           1,400    140,700            PACKAGING & CONTAINER - 0.1%
  Johnson & Johnson               700     59,938              Sealed Air Corporation*       2,000     56,250
  McKesson Corporation          2,000    101,250
  Medtronic, Inc.               1,800    100,575            PAPER & FOREST PRODUCTS - 0.7%
  Summit Technology, Inc.*      1,050     35,438              International Paper Company   8,000    303,000
  Sybron Corporation*           2,000     47,500              Weyerhaeuser Company          1,000     43,250
                                                              Willamette Industries, Inc.     800     45,000
METAL FABRICATING - 0.0%
  Trinity Industries, Inc.        800     25,200            PETROLEUM - 4.4%
                                                              Amerada Hess Corporation        600     31,800
METALS & MINING - 0.7%                                        Amoco Corporation             2,400    172,500
  Aluminum Company of America   4,000    211,500              Apache Corporation            1,800     53,100
  Inco Limited                  2,000     66,500              Ashland Oil, Inc.             1,800     63,225
  Kennametal, Inc.              1,000     31,750              Atlantic Richfield Company    1,000    110,750
  Magma Copper Company*         1,000     27,875              British Petroleum Co. PLC     1,000    102,125
  Placer Dome, Inc.             2,500     60,312              Devon Energy Corporation      1,500     38,250
                                                              Exxon Corporation             6,300    504,788
NATURAL GAS - 0.7%                                            Mobil Corporation             5,000    560,000
  Enron Corporation             5,400    205,875              Noble Affiliates, Inc.        2,800     83,650
  Panhandle Eastern Corporatio  5,300    147,738              Royal Dutch/Shell Transport   3,400    479,825
  Sonat, Inc.                   1,800     64,125              Sun Company, Inc.             4,910    134,410
                                                              Tosco Corporation             1,000     38,125
NEWSPAPER - 0.2%                                              Union Texas Petroleum Holdin  6,700    129,813
  Central Newspapers, Inc.      1,000     31,375              United Meridian Corporation*  1,000     17,375
  Gannett Company, Inc.         1,900    115,900              USX-Marathon Group            3,500     68,250

OFFICE EQUIPMENT & SUPPLIES - 0.6%                          PRECISION EQUIPMENT - 0.5%
  Danka Business Systems PLC    1,000     37,000              Eastman Kodak Company         2,900    194,300
  Reynolds & Reynolds Company   2,800    108,850              Tektronix, Inc.               1,000     49,125
  Xerox Corporation             1,500    205,500              Teleflex, Inc.                1,000     41,000

                                      See Notes To Financial Statements
                                  28

                                  ADVANCE CAPITAL I, INC. - BALANCED FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
-------------------------------------------------------------------------

                                        MARKET                                                      MARKET
COMMON STOCK                  SHARES    VALUE               COMMON STOCK                  SHARES    VALUE
----------------------------- --------  ---------           ----------------------------- --------  ---------
PUBLISHING - 0.5%                                           RETAIL STORE - 1.8%
  Edmark Corporation*           1,000  $  31,500              AutoZone, Inc.*               1,000  $  28,875
  McGraw-Hill, Inc.             1,500    130,688              Bed Bath & Beyond, Inc.*      2,700    104,794
  Reader's Digest Association,  1,000     51,250              Circuit City Stores, Inc.     2,200     60,775
  Value Line, Inc.              2,500     96,250              Dollar General Corporation    4,000     83,000
                                                              Fingerhut Companies, Inc.     1,000     13,875
RAILROAD - 0.7%                                               Gap, Inc.                       500     21,000
  Conrail, Inc.                 1,500    105,000              General Nutrition Companies*  1,200     27,600
  Kansas City Southern Ind., I  2,000     91,500              Heilig-Meyers Company         1,000     18,375
  Union Pacific Corporation     2,000    132,000              J.C. Penney Company           1,100     52,388
  Wisconsin Central Transporta  1,000     65,750              Lowe's Companies, Inc.        1,400     46,900
                                                              Men's Wearhouse, Inc.*        1,500     38,625
REAL ESTATE INVESTMENT TRUST - 0.9%                           Michaels Stores, Inc.*        1,000     13,750
  DeBartolo Realty Corporation  5,000     65,000              Office Depot, Inc.*           2,900     56,912
  Federal Realty Investment Tr  2,400     54,600              Pep Boys-Manny, Moe & Jack    1,000     25,625
  Meditrust Corporation         2,500     87,188              Sears, Roebuck & Company      3,900    152,100
  National Health Investors, I  1,600     53,000              Starbucks Corporation*        4,000     84,000
  Nationwide Health Properties  2,000     84,000              Tandy Corporation             3,100    128,650
  Security Capital Pacific Tru  2,000     39,500              Viking Office Products, Inc.  2,200    102,300
  Starwood Lodging Trust        2,500     74,375              Zale Corporation*             1,000     16,125
  Weingarten Realty Investors   2,200     83,600
                                                            SECURITIES BROKERAGE - 0.3%
RECREATION - 0.9%                                             Bear Stearns Companies, Inc.  2,533     50,343
  Brunswick Corporation         3,000     72,000              Charles Schwab Corporation    3,000     60,000
  Callaway Golf Company         2,400     54,300              Investment Technology Group*  1,000      9,250
  Carmike Cinemas, Inc. *       3,000     67,500              Merrill Lynch & Company, Inc  1,200     61,200
  Carnival Corporation          2,000     48,750
  Electronic Arts, Inc.*        1,700     44,412            SEMICONDUCTOR - 1.3%
  Gaylord Entertainment Compan  1,050     29,138              Applied Materials, Inc.*      2,600    102,375
  Harley-Davidson, Inc.         2,000     57,500              Atmel Corporation*            2,000     44,750
  Time Warner, Inc.             1,200     45,300              Integrated Device Technology  2,800     36,050
  Walt Disney Company           2,200    129,800              Intel Corporation             2,400    136,200
                                                              International Rectifier Corp  2,000     50,000
RESTAURANT - 0.6%                                             Linear Technology Corporatio  2,200     86,350
  Apple South, Inc.             1,500     32,250              Maxim Integrated Products, I  3,400    130,900
  McDonald's Corporation        6,000    270,750              National Semiconductor Corp.  2,000     44,500
  Outback Steakhouse, Inc.*     2,250     80,719              Texas Instruments, Inc.       2,400    123,600

                                      See Notes To Financial Statements
                                  29

                                  ADVANCE CAPITAL I, INC. - BALANCED FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
--------------------------------------------------------------------------

                                        MARKET                                                      MARKET
COMMON STOCK                  SHARES    VALUE               COMMON STOCK                  SHARES    VALUE
----------------------------- --------  ---------           ----------------------------- --------  ---------
SHOE - 0.1%                                                 TIRE & RUBBER - 0.2%
  Wolverine World Wide, Inc.    1,050  $  33,075              Goodyear Tire & Rubber Compa  2,600  $ 117,975

STEEL - 0.3%                                                TOBACCO - 0.8%
  Nucor Corporation             1,500     85,688              American Brands, Inc.         2,000     89,250
  Worthington Industries        4,000     83,250              Philip Morris Companies, Inc  4,300    388,075
                                                              Schweitzer-Mauduit Int'l, In    290      6,706
TELECOMMUNICATIONS EQUIPMENT - 0.6%
  Andrew Corporation*           1,050     40,163            TOILETRIES / COSMETICS - 0.2%
  Ascend Communications, Inc.*    500     40,562              Gillette Company              2,600    135,525
  Cidco, Inc.*                    800     20,400
  Coherent Commun. Systems Cor    500      9,625            TOYS - 0.1%
  DSC Communications Corp.*     1,800     66,375              Mattel, Inc.                  2,500     76,875
  Tellabs, Inc.*                1,200     44,400
  U.S. Robotics, Inc.*          1,200    105,300            TRUCKING & TRANSPORT LEASING - 0.2%
                                                              M.S. Carriers, Inc.*          1,000     20,000
TELECOMMUNICATIONS SERVICE - 4.3%                             Ryder System, Inc.            1,000     24,750
  ALLTEL Corporation            2,000     59,000              Werner Enterprise, Inc.       3,100     62,775
  Ameritech Corporation         4,200    247,800                                                      ------
  AT&T Corporation              1,500     97,125            TOTAL COMMON STOCK - 63.1%
  Bell Atlantic Corporation     4,100    274,188              (Cost $27,687,645)                   $37,385,382
  BellSouth Corporation        10,000    433,750                                                    ==========
  Cellular Commun. of Puerto R  1,000     27,750
  Centennial Cellular Corporat  1,000     17,125
  Frontier Corporation          1,600     48,000
  GTE Corporation              13,500    592,313
  LCI International, Inc.*      3,000     61,500
  Pacific Telesis Group         4,000    134,000
  Paging Network, Inc.*         2,000     48,750
  SBC Communications, Inc.      5,900    337,775
  U.S. West Communications Gro  4,000    143,000
  United States Cellular Corpo    600     20,100

TEXTILES - 0.0%
  Unifi, Inc.                   1,300     28,925

THRIFT - 0.5%
  Federal Home Loan Mortgage C  1,000     83,500
  Federal National Mortgage As  1,700    211,012
  JSB Financial Corporation     1,000     31,625

* Securities are non - income producing

                                      See Notes To Financial Statements
                                  30

                                  ADVANCE CAPITAL I, INC. - BALANCED FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
--------------------------------------------------------------------------

                                      S & P
FIXED INCOME SECURITIES               CREDIT                             PRINCIPAL     MARKET
ISSUE                                 RATING      COUPON    MATURITY     AMOUNT        VALUE
-----------------------------------   ---------   -------   ---------    ----------    -----------
AEROSPACE / DEFENSE - 0.4%
   Lockheed Corporation                 A-         9.375    10/15/99    $  100,000    $   111,827
   Rockwell International Corp.         AA-        8.875    09/15/99       100,000        110,280

AUTO & TRUCK - 1.0%
   General Motors Corporation           A-         9.125    07/15/01       500,000        570,469

BANK - 4.1%
   Bankers Trust New York Corp.         A          9.500    06/14/00       250,000        285,665
   Chase Manhattan Corp.                A-         6.750    08/15/08       400,000        408,750
   First Chicago NBD Corporation        A          8.100    03/01/02       500,000        549,532
   First Union Corporation              A-         8.000    08/15/09       500,000        549,063
   First Union Corporation              A-         9.450    06/15/99       100,000        110,620
   Morgan, J.P. & Company               AA         8.500    08/15/03       500,000        568,595

CHEMICAL - 1.0%
   Monsanto Company                     A          8.875    12/15/09       500,000        615,938

DIVERSIFIED - 1.1%
   United Technologies Corporation      A+         9.625    05/15/99       100,000        101,141
   Whitman Corporation                  BBB+       8.250    02/15/07       500,000        568,333

ELECTRIC & GAS UTILITIES - 5.6%
   Alabama Power Company                A+         8.500    05/01/22       500,000        535,484
   Florida Power & Light Company        AA-        7.875    01/01/13       500,000        528,374
   Georgia Power Company                A+         7.625    03/01/23       450,000        462,015
   Hydro Quebec                         A+         7.000    03/01/05       500,000        522,118
   Potomac Edison Company               A+         7.750    05/01/25       500,000        545,321
   Public Service Electric & Gas        A-         7.000    09/01/24       200,000        197,125
   Virginia Electric & Power Company    A          8.000    03/01/04       500,000        561,319

FOOD PROCESSING - 0.9%
   Nabisco, Inc.                        BBB        7.050    07/15/07       500,000        513,328

FINANCIAL SERVICES - 3.1%
   Associated Corporation of North Ame  AA-        8.700    01/01/97       200,000        205,875
   Ford Holdings, Inc.                  A+         9.250    03/01/00       475,000        530,961
   General Electric Capital Corporatio  AAA        7.750    03/15/02       500,000        549,719
   Loews Corporation                    AA-        8.250    01/15/07       500,000        529,524

                                      See Notes To Financial Statements
                                  31

                                  ADVANCE CAPITAL I, INC. - BALANCED FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
-------------------------------------------------------------------------

                                      S & P
FIXED INCOME SECURITIES               CREDIT                             PRINCIPAL     MARKET
ISSUE                                 RATING      COUPON    MATURITY     AMOUNT        VALUE
-----------------------------------   ---------   -------   ---------    ----------    -----------
FOREIGN GOVERNMENT - 2.6%
   Province of Nova Scotia              A-         7.250    07/27/13    $  500,000    $   523,907
   Province of Quebec                   A+         8.800    04/15/03       350,000        401,078
   Province of Saskatchewan             BBB+       9.375    12/15/20       500,000        646,069

GOVERNMENTAL AGENCY - 0.8%
   Federal National Mortgage Associat Not Rated    5.520    04/13/98       500,000        496,800

INSURANCE - 2.2%
   Chubb Corporation                    AA+        8.750    11/15/99        80,000         85,325
   CIGNA Corporation                    BBB+       8.250    01/01/07       500,000        577,417
   Farmers Group, Inc.                  A          8.250    07/15/96       200,000        202,525
   Metropolitan Life Insurance Co.*     AA         7.450    11/01/23       450,000        452,299

METALS & MINING - 0.9%
   Placer Dome, Inc.                    BBB        7.750    06/15/15       500,000        517,055

NATURAL GAS - 0.8%
   Tennessee Gas Pipeline Company       BBB-       6.000    12/15/11       500,000        452,813

NEWSPAPER - 0.8%
   Knight-Ridder, Inc.                  AA-        9.875    04/15/09       100,000        132,406
   Tribune Company                      A+         8.450    02/25/98       300,000        316,849

OFFICE EQUIPMENT & SUPPLIES - 0.6%
   Xerox Corporation                    A          9.200    07/15/99       100,000        101,692
   Xerox Corporation                    A          9.750    03/15/00       200,000        228,875

PACKAGING & CONTAINER - 0.7%
   Crown Cork & Seal Company, Inc.      BBB+       8.375    01/15/05       390,000        442,640

PETROLEUM - 2.0%
   Atlantic Richfield Company           A          8.500    04/01/12       250,000        299,844
   BP America, Inc.                     AA-        8.750    02/01/03       320,000        371,169
   Louisiana Land & Exploration Co.     BBB        7.625    04/15/13       500,000        524,844

RAILROAD - 0.2%
   Union Pacific Railroad               AA-        9.500    02/15/99       100,000        102,974

                                      See Notes To Financial Statements
                                  32

                                  ADVANCE CAPITAL I, INC. - BALANCED FUND
                                  PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1995
-------------------------------------------------------------------------

                                      S & P
FIXED INCOME SECURITIES               CREDIT                             PRINCIPAL     MARKET
ISSUE                                 RATING      COUPON    MATURITY     AMOUNT        VALUE
-----------------------------------   ---------   -------   ---------    ----------    -----------
RETAIL STORE - 1.4%
   Dayton Hudson Corporation            BBB+       9.625    02/01/08    $  200,000    $   244,372
   Kmart Corporation                    BBB        8.125    12/01/06       500,000        376,094
   Sears, Roebuck & Company             BBB        9.000    09/15/96       100,000        102,063
   Sears, Roebuck & Company             BBB        8.550    08/01/96       100,000        101,500

SECURITIES BROKERAGE - 0.5%
   Salomon, Inc.                        BBB        9.450    03/15/98       300,000        321,012

TELECOMMUNICATIONS SERVICE - 2.2%
   AT&T Corporation                     AA         7.125    01/15/02       500,000        530,782
   NYNEX Corporation                    A          7.375    12/15/11       250,000        255,910
   Southwestern Bell Telephone Company  AA         7.375    05/01/12       500,000        511,566

TOBACCO - 0.8%
   Philip Morris Companies, Inc.        A          9.000    01/01/01       400,000        449,875

U.S. GOVERNMENT - 1.9%
   U.S. Treasury                                   6.500    08/15/05       500,000        533,047
   U.S. Treasury                                   7.875    11/15/04       500,000        579,063
                                                                                       -----------
TOTAL FIXED-INCOME SECURITIES - 35.6%
   (Cost $19,825,416)                                                                  21,113,241

TOTAL COMMON STOCK - 63.1%
   (Cost $27,687,645)                                                                  37,385,382
                                                                                       -----------
TOTAL INVESTMENTS IN SECURITIES - 98.7%
   (Cost $47,513,061)                                                                 $58,498,623
                                                                                      ===========

* Security exempt from registration under Rule 144A of the Securities Act of 1933

                                      See Notes To Financial Statements
                                  33

                            ADVANCE CAPITAL I, INC. - LONG TERM INCOME FUND PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1995
---------------------------------------------------------------------------

                                      S & P
FIXED INCOME SECURITIES               CREDIT                              PRINCIPAL     MARKET
ISSUE                                 RATING      COUPON    MATURITY      AMOUNT        VALUE
-----------------------------------   ---------   -------   ----------    ----------    -----------
AIR TRANSPORT - 2.2%
   Federal Express Corporation          BBB        9.650     06/15/12    $   25,000    $    31,371

BANK - 3.8%
   Chemical Banking Corporation         A-         7.625     01/15/03        25,000         27,078
   Westpac Banking Corporation          A          9.125     08/15/01        25,000         28,539

BEVERAGE - 2.0%
   Coca-Cola Enterprises, Inc.          AA-        8.000     09/15/22        25,000         29,086

CHEMICAL - 2.1%
   Monsanto Company                     A          8.700     10/15/21        25,000         30,969

COMPUTERS & PERIPHERALS - 1.9%
   Digital Equipment Corporation        BB+        8.625     11/01/12        25,000         27,268

DIVERSIFIED - 4.4%
   AlliedSignal, Inc.                   A          9.500     06/01/16        25,000         32,716
   United Technologies Corporation      A+         8.750     03/01/21        25,000         31,073

ELECTRIC & GAS UTILITIES - 17.6%
   Consolidated Edison Co. of N.Y., In  A+         7.375     09/01/05        25,000         26,054
   Florida Power Corporation            AA-        8.625     11/01/21        50,000         55,984
   FPL Group Capital, Inc.              A+         7.625     05/01/13        25,000         26,273
   Houston Lighting & Power Co.         A          8.750     03/01/22        30,000         35,175
   Hydro Quebec                         A+         8.400     01/15/22        50,000         57,953
   Nevada Power Company                 BBB        8.500     01/01/23        25,000         27,865
   Texas Utilities Company              BBB+       6.750     03/01/03        25,000         25,817

ELECTRICAL EQUIPMENT - 3.6%
   Philips Electronics N.V.             BBB+       7.250     08/15/13        25,000         26,125
   Westinghouse Electric Corp.          B+         8.625     08/01/12        25,000         25,414

ENVIRONMENTAL - 1.9%
   Laidlaw, Inc.                        BBB+       8.250     05/15/23        25,000         27,608

                                      See Notes To Financial Statements
                                  34

                            ADVANCE CAPITAL I, INC. - LONG TERM INCOME FUND PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1995
---------------------------------------------------------------------------

                                      S & P
FIXED INCOME SECURITIES               CREDIT                              PRINCIPAL     MARKET
ISSUE                                 RATING      COUPON    MATURITY      AMOUNT        VALUE
-----------------------------------   ---------   -------   ----------    ----------    -----------
FINANCIAL SERVICES - 10.0%
   Barclays North American Capital Cor  AA-        9.750     05/15/21    $   25,000    $    30,098
   Dean Witter Discover & Company       A          6.750     10/15/13        40,000         39,845
   Ford Motor Credit Corporation        A+         6.375     11/05/08        25,000         25,000
   General Motors Acceptance Corp.      A-         8.250     04/01/16        25,000         25,988
   Loews Corporation                    AA-        7.000     10/15/23        25,000         24,312

FOOD PROCESSING - 4.9%
   Borden, Inc.                         BBB-       9.250     06/15/19        25,000         27,956
   Dole Food Company, Inc.              BBB-       7.875     07/15/13        40,000         42,688

FOREIGN GOVERNMENT - 4.1%
   Province of Ontario                  AA-        7.375     01/27/03        25,000         26,969
   Province of Saskatchewan             BBB+       9.375     12/15/20        25,000         32,304

INSURANCE - 5.3%
   CIGNA Corporation                    BBB+       7.400     01/15/03        25,000         26,212
   Metropolitan Life Insurance Co.*     AA         7.450     11/01/23        50,000         50,255

MACHINERY - 2.0%
   Caterpillar, Inc.                    A          9.750     06/01/19        25,000         28,998

METALS & MINING - 2.0%
   Alcan Aluminum Ltd.                  A-         8.875     01/15/22        25,000         28,606

PAPER & FOREST PRODUCTS - 1.9%
   Georgia-Pacific Corporation          BBB-       9.125     07/01/22        25,000         28,133

PETROLEUM - 3.6%
   NOVA Gas Transmission                A-         7.875     04/01/23        25,000         27,886
   OXY USA, Inc.                        BBB        7.000     04/15/11        25,000         24,836

RECREATION - 1.8%
   Brunswick Corporation                BBB+       7.375     09/01/23        25,000         26,173

RETAIL STORE - 5.1%
   Dayton Hudson Corporation            BBB+      10.000     01/01/11        20,000         25,409
   Kmart Corporation                    BBB        8.375     07/01/22        25,000         16,906
   Sears, Roebuck & Company             BBB        9.375     11/01/11        25,000         31,260

                                      See Notes To Financial Statements
                                  35

                            ADVANCE CAPITAL I, INC. - LONG TERM INCOME FUND PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1995
---------------------------------------------------------------------------

                                      S & P
FIXED INCOME SECURITIES               CREDIT                              PRINCIPAL     MARKET
ISSUE                                 RATING      COUPON    MATURITY      AMOUNT        VALUE
-----------------------------------   ---------   -------   ----------    ----------    -----------
SECURITIES BROKERAGE - 3.8%
   Lehman Brothers Holdings, Inc.       A          7.625     07/15/99    $   25,000    $    26,086
   Salomon, Inc.                        BBB        6.750     01/15/06        30,000         28,934

TELECOMMUNICATIONS SERVICE - 7.4%
   Bell Telephone Co. Pennsylvania      AA         7.500     05/01/13        50,000         51,141
   NYNEX Corporation                    A          7.000     06/15/13        30,000         31,465
   Southwestern Bell Telephone Company  AA         7.375     05/01/12        25,000         25,578

U. S. GOVERNMENT - 5.2%
   U. S. Treasury                                  5.750     08/15/03        75,000         75,984
                                                                                            ------
TOTAL FIXED-INCOME SECURITIES - 96.6%
   (Cost $1,328,435)                                                                   $ 1,401,390
                                                                                         =========

* Security exempt from registration under Rule 144A of the Securities Act of 1933

                                      See Notes To Financial Statements
                                  36

                            ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1995
----------------------------------------------------------------------------

                                      S & P
FIXED INCOME SECURITIES               CREDIT     MATURITY                PRINCIPAL     MARKET
ISSUE                                 RATING     DATE        COUPON      AMOUNT        VALUE
-----------------------------------   --------   ---------   --------    ----------    -----------
ADVERTISING - 0.4%
   Heritage Media Corporation           BB-      06/15/02     11.000    $  500,000    $    535,634

AEROSPACE / DEFENSE - 2.1%
   AAR Corporation                      BBB-     10/15/03      7.250       500,000         503,232
   Coltec Industries, Inc.              BB-      04/01/02     10.250       500,000         516,840
   Lockheed Corporation                 A+       03/15/23      7.875       500,000         550,415
   McDonnell Douglas Corporation        BBB      04/01/12      9.750     1,000,000       1,288,126

AIR TRANSPORT - 2.6%
   AMR Corporation                      BB+      03/15/00      9.750       100,000         110,594
   AMR Corporation                      BB+      08/01/12      9.000     1,000,000       1,129,689
   Delta Air Lines, Inc.                BB       02/01/11     10.375       500,000         622,032
   Federal Express Corporation          BBB      01/01/15      7.630       500,000         538,311
   United Airlines, Inc.                BB       07/15/21     10.250       500,000         624,688
   United Airlines, Inc.                BB       08/15/21      9.750       500,000         602,032

APPAREL- 1.7%
   Fruit of the Loom, Inc.              BBB+     03/15/11      7.000     1,000,000         945,911
   Phillips-Van Heusen Corp.            BBB      11/15/23      7.750     1,000,000       1,044,108
   Platex Family Products Corp.         B+       12/15/03      9.000       500,000         441,719

AUTO PARTS - 0.4%
   JPS Automotive Products Corp.        B        06/15/01     11.125       500,000         504,611

AUTO & TRUCK - 1.4%
   Ford Motor Company                   A+       11/15/22      8.875     1,000,000       1,170,314
   General Motors Corporation           A-       04/15/16      8.125       700,000         727,344

BANK - 5.5%
   Banc One Corporation                 A+       07/15/25      7.750     1,000,000       1,113,126
   Bank of Boston Corporation           BBB      12/01/05      6.625     1,000,000       1,018,126
   Chase Manhattan Corp.                A-       10/15/08      6.125     1,000,000         972,501
   Citicorp                             A        02/01/16     10.500       329,000         346,148
   Comerica Bank                        A-       12/01/13      7.125     1,000,000       1,016,143
   NCNB Corporation                     A-       07/15/15     10.200     1,000,000       1,353,750
   Republic New York Corporation        AA-      05/15/21      9.125     1,000,000       1,285,450
   Westpac Banking Corporation          A        08/15/01      9.125       500,000         570,782

                                      See Notes To Financial Statements
                                  37

                            ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1995
----------------------------------------------------------------------------

                                      S & P
FIXED INCOME SECURITIES               CREDIT     MATURITY                PRINCIPAL     MARKET
ISSUE                                 RATING     DATE        COUPON      AMOUNT        VALUE
-----------------------------------   --------   ---------   --------    ----------    -----------
BEVERAGE - 0.8%
   Anheuser Busch Companies, Inc.       AA-      03/01/17      8.500    $1,000,000    $  1,045,187

BROADCASTING / CABLE TV - 3.9%
   Cablevision Industries Corp.         BB-      01/30/02     10.750       400,000         436,825
   Century Communications Corp.         BB-      03/01/05      9.500     1,000,000       1,036,039
   Century Communications Corp.         BB-      02/15/02      9.750       250,000         258,438
   Comcast Cablevision                  B+       01/15/08      9.500       500,000         524,063
   Continental Cablevision, Inc.        BB+      08/01/13      9.500       500,000         534,063
   Jones Intercable, Inc.               B+       03/01/08     10.500       200,000         212,840
   Jones Intercable, Inc.               B+       07/15/04     11.500       250,000         276,299
   Tele-Communications, Inc.            BBB-     02/15/23      8.750       500,000         524,376
   Tele-Communications, Inc.            BBB-     01/15/23      9.250       760,000         832,438
   Turner Broadcasting System, Inc.     BB+      07/01/13      8.375       750,000         780,000

BUILDING MATERIALS- 0.7%
   American Standard, Inc.              B+       06/01/01      9.875       350,000         375,594
   Schuller International Group         BB-      12/15/04     10.875       500,000         562,736

BUILDING - 2.5%
   Ryland Group                         BB-      07/15/02     10.500     1,050,000       1,053,339
   Sherritt Gordon Ltd.                 BB-      04/01/03      9.750     1,000,000       1,015,000
   Standard Pacific Corporation         BB       03/01/00     10.500       300,000         308,660
   Toll Corporation                     BB-      03/15/02     10.500       550,000         582,360
   U.S. Home Corporation                BB-      06/15/03      9.750       500,000         524,917

CHEMICAL - 1.2%
   Arcadian Partners, L.P.              BB-      05/01/05     10.750       500,000         530,275
   Borden Chemicals and Plastics, L.P.  BB+      05/01/05      9.500       500,000         519,557
   Union Carbide Chemicals & Plastics   BBB      04/01/23      7.875       600,000         664,275

COMPUTER & PERIPHERALS - 2.1%
   Digital Equipment Corporation        BB+      11/01/12      8.625     1,200,000       1,308,871
   International Business Machines Cor  A        11/01/19      8.375     1,000,000       1,198,439
   Unisys Corporation                   BB-      09/15/16      9.750       200,000         166,000
   Unisys Corporation                   BB-      10/01/99     10.625       250,000         222,578

                                      See Notes To Financial Statements
                                  38

                            ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1995
----------------------------------------------------------------------------

                                      S & P
FIXED INCOME SECURITIES               CREDIT     MATURITY                PRINCIPAL     MARKET
ISSUE                                 RATING     DATE        COUPON      AMOUNT        VALUE
-----------------------------------   --------   ---------   --------    ----------    -----------
DIVERSIFIED - 0.9%
   Tenneco, Inc.                        BBB-     11/15/12      9.000    $  500,000    $    606,407
   Textron, Inc.                        BBB      07/01/22      8.750       581,000         637,207

ELECTRIC & GAS UTILITIES - 11.8%
   Alabama Power Company                A+       12/01/24      9.000     1,000,000       1,148,402
   Cleveland Electric Illuminating Com  BB       03/01/17      9.375       500,000         502,270
   Duke Power Company                   AA-      03/01/22      8.625       500,000         537,681
   Florida Power & Light Company        AA-      01/01/13      7.875       500,000         528,374
   FPL Group Capital, Inc.              A+       05/01/13      7.625       500,000         525,450
   Georgia Power Company                A+       02/01/23      7.950     1,000,000       1,055,939
   Hydro Quebec                         A+       01/15/22      8.400       800,000         927,250
   Indianapolis Power & Light Co.       AA-      02/01/24      7.050     1,000,000       1,024,950
   Long Island Lighting Company         BB+      07/15/19      8.900       473,000         472,705
   Midland Cogeneration Venture         BB-      07/23/02     10.330       432,577         448,530
   Monongahela Power                    A+       06/01/22      8.500     1,500,000       1,604,850
   New Orleans Public Service, Inc.     BBB      03/01/23      8.000       600,000         630,625
   Northern Illinois Gas Company        AA       08/15/21      8.875     1,000,000       1,071,576
   Philadelphia Electric Company        BBB+     09/01/22      8.250     1,000,000       1,071,564
   Potomac Electric Power Company       A        06/01/21      9.000     1,000,000       1,150,005
   Public Service Electric & Gas        A-       09/01/24      7.000     1,000,000         985,626
   Southern California Edison Co.       A+       12/01/17      8.375       655,000         667,779
   Virginia Electric & Power Company    A        10/01/24      8.625     1,000,000       1,141,564
   West Penn Power Company              A+       08/01/24      8.125     1,000,000       1,135,277

ELECTRIC EQUIPMENT - 1.9%
   Essex Group, Inc.                    B+       05/01/03     10.000     1,000,000         985,255
   Philips Electronics N.V.             BBB+     08/15/13      7.250     1,000,000       1,045,002
   Westinghouse Electric Corp.          B+       06/01/01      8.875       250,000         263,857
   Westinghouse Electric Corp.          B+       08/01/12      8.625       375,000         381,211

ELECTRONICS - 0.8%
   ADT Operations, Inc.                 BB+      08/01/03      9.250       500,000         529,688
   Rogers Communications, Inc.          BB-      04/15/04     10.875       500,000         525,000

ENVIRONMENTAL - 0.8%
   Laidlaw, Inc.                        BBB+     05/15/23      8.250     1,000,000       1,104,340

                                      See Notes To Financial Statements
                                  39

                            ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1995
----------------------------------------------------------------------------

                                      S & P
FIXED INCOME SECURITIES               CREDIT     MATURITY                PRINCIPAL     MARKET
ISSUE                                 RATING     DATE        COUPON      AMOUNT        VALUE
-----------------------------------   --------   ---------   --------    ----------    -----------
FINANCIAL SERVICES - 2.1%
   Auburn Hills Trust                   A-       05/01/20     12.000    $  400,000    $    611,079
   CRA Finance USA, Ltd.                AA-      12/01/13      7.125       500,000         516,136
   Dean Witter Discover & Company       A        10/15/13      6.750     1,250,000       1,245,159
   Keystone Group, Inc.                 BB-      09/01/03      9.750       500,000         505,012

FOOD PROCESSING - 2.0%
   Chiquita Brands Int'l, Inc.          B+       01/15/04      9.625     1,000,000       1,020,057
   ConAgra, Inc.                        BBB-     03/01/21      9.750       500,000         652,657
   Nabisco, Inc.                        BBB      06/15/15      7.550     1,000,000       1,052,933

FOREIGN GOVERNMENT - 4.0%
   Province of Newfoundland             BBB+     10/22/22      8.650     1,000,000       1,165,852
   Province of Nova Scotia              A-       07/27/13      7.250     1,000,000       1,047,814
   Province of Quebec                   A+       12/01/26      8.625     1,000,000       1,190,199
   Province of Saskatchewan             BBB+     02/01/13      8.000     1,000,000       1,122,712
   Republic of Finland                  AA-      04/01/28      9.625     1,000,000       1,109,320

GROCERY - 1.4%
   Penn Traffic Company                 BB-      02/15/02     10.250     1,000,000         951,870
   Ralph's Grocery Company              B        06/15/04     10.450       250,000         254,297
   Ralph's Grocery Company              B-       06/15/05     13.750       194,000         206,987
   Safeway, Inc.                        BB+      03/15/07      9.875       450,000         509,530

HOTEL / GAMING - 1.7%
   Caesars World, Inc.                  BBB-     08/15/02      8.875       500,000         535,092
   California Hotel Finance Corp.       BB-      12/01/02     11.000       400,000         426,014
   Empress River Casino Finance Corp.   BB       04/01/02     10.750       500,000         518,689
   Showboat, Inc.                       BB-      05/01/08      9.250       400,000         401,125
   Station Casinos                      B+       06/01/03      9.625       500,000         495,485

INSURANCE - 7.0%
   Aetna Life & Casualty Company        A-       09/15/13      6.750     1,000,000         976,251
   CIGNA Corporation                    BBB+     03/01/23      7.650       500,000         515,626
   CNA Financial Corporation            A-       11/15/23      7.250     1,000,000       1,005,094
   Continental Corporation              BBB-     08/15/12      8.375       600,000         682,646
   Kaufman & Broad Home Corp.           BB-      05/01/03      9.375     1,000,000         998,537
   Leucadia National Corporation        BBB+     08/15/13      7.750       910,000         863,059

                                      See Notes To Financial Statements
                                  40

                            ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1995
----------------------------------------------------------------------------

                                      S & P
FIXED INCOME SECURITIES               CREDIT     MATURITY                PRINCIPAL     MARKET
ISSUE                                 RATING     DATE        COUPON      AMOUNT        VALUE
-----------------------------------   --------   ---------   --------    ----------    -----------
INSURANCE - 7.0%   (Continued)
   MBIA, Inc.                           AA       10/01/22      8.200    $2,000,000    $  2,264,016
   Metropolitan Life Insurance Co.*     AA       11/01/23      7.450       500,000         502,555
   Penncorp Financial Group, Inc.       BB+      12/15/03      9.250       500,000         477,500
   Reliance Group Holdings, Inc.        BB+      11/15/00      9.000     1,000,000       1,030,000
   Vesta Insurance Group                BBB+     07/15/25      8.750       500,000         554,476

MEDICAL SERVICES - 1.6%
   Abbey Healthcare Group, Inc.         BB+      11/01/02      9.500       500,000         534,258
   Columbia/HCA Healthcare Corporation  BBB+     12/15/14      9.000     1,000,000       1,216,321
   HEALTHSOUTH Rehabilitation           B        04/01/01      9.500       500,000         535,704

MEDICAL SUPPLIES - 0.5%
   Cardinal Health, Inc.                A-       02/15/04      6.500       700,000         711,021

METALS & MINING - 2.4%
   Alcan Aluminum Ltd.                  A-       01/15/22      8.875     1,000,000       1,144,236
   Inco Ltd.                            BBB-     06/15/22      9.600       500,000         586,380
   Kaiser Aluminum & Chemical Corp.     B-       02/01/03     12.750       500,000         526,298
   Placer Dome, Inc.                    BBB      06/15/15      7.750     1,000,000       1,034,109

NATURAL GAS - 1.5%
   Consolidated Natural Gas Company     AA-      12/01/11      8.625     1,000,000       1,059,098
   Seagull Energy                       BB-      08/01/05      8.625     1,000,000         969,169

OILFIELD SERVICES - 0.2%
   Rowan Companies, Inc.                B+       12/01/01     11.875       250,000         271,485

PACKAGING & CONTAINERS - 0.5%
   Container Corp. of America           B+       04/01/03      9.750       400,000         389,875
   Owens Illinois, Inc.                 B+       08/15/04      9.750       250,000         261,407

PAPER & FOREST PRODUCTS - 3.1%
   Bowater, Inc.                        BBB      10/15/12      9.500       700,000         868,337
   Domtar, Inc.                         BB       03/15/99     11.750       750,000         839,535
   Fort Howard Corporation              B        03/15/03     10.000       400,000         414,428
   Georgia-Pacific Corporation          BBB-     07/01/22      9.125     1,000,000       1,125,314
   Sweetheart Corporation, Inc.         B+       09/01/00      9.625     1,000,000       1,031,374

                                      See Notes To Financial Statements
                                  41

                            ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1995
----------------------------------------------------------------------------

                                      S & P
FIXED INCOME SECURITIES               CREDIT     MATURITY                PRINCIPAL     MARKET
ISSUE                                 RATING     DATE        COUPON      AMOUNT        VALUE
-----------------------------------   --------   ---------   --------    ----------    -----------
PETROLEUM - 6.4%
   ANR Pipeline Company                 BBB-     11/01/21      9.625    $1,000,000    $  1,277,624
   Clark Oil & Refining Corporation     BB       09/15/04      9.500       650,000         672,536
   Diamond Shamrock R & M, Inc.         BBB      04/01/23      8.000       600,000         646,318
   Louisiana Land & Exploration Co.     BBB      04/15/13      7.625     1,000,000       1,049,689
   Maxus Energy Corporation             BB-      11/01/03      9.375       750,000         743,154
   Maxus Energy Corporation             BB-      02/15/03      9.500     1,000,000       1,012,668
   NOVA Gas Transmission                A-       04/01/23      7.875       600,000         669,269
   OXY USA, Inc.                        BBB      04/15/11      7.000     1,000,000         993,439
   Phillips Petroleum Company           BBB      01/01/23      8.490     1,000,000       1,093,967
   USX Corporation                      BB+      02/15/12      9.375       750,000         879,376

RAILROAD - 0.4%
   Kansas City Southern Industries, In  BBB+     07/01/22      8.800       500,000         564,535

REAL ESTATE INVESTMENT TRUST - 0.6%
   Taubman Realty Group Ltd.            BBB      10/01/03      7.000       750,000         769,387

RECREATION - 1.8%
   Bally's Health & Tennis Corp.        B-       01/15/03     13.000       500,000         420,663
   Brunswick Corporation                BBB+     09/01/23      7.375       975,000       1,020,727
   Time Warner, Inc.                    BBB-     01/15/13      9.125     1,000,000       1,130,000

RETAIL STORE - 4.7%
   Best Buy, Inc.                       B+       10/01/00      8.625     1,000,000         991,862
   Dayton Hudson Corporation            BBB+     08/01/23      7.650       750,000         778,542
   Genesco, Inc.                        B        02/01/03     10.375       425,000         385,240
   Hechinger Company                    BB-      11/15/12      9.450       600,000         437,880
   Kmart Corporation                    BBB      10/01/12      7.750     1,000,000         627,810
   May Department Stores                A        12/01/16      9.125     1,000,000       1,056,347
   Rite-Aid Corporation                 A-       08/15/13      6.875     1,000,000         986,250
   Sears, Roebuck & Company             BBB      11/01/11      9.375     1,000,000       1,250,408

SECURITIES BROKERAGE - 3.9%
   Bear Stearns Companies, Inc.         A        01/15/04      6.625     1,000,000       1,012,501
   Goldman Sachs Group*                 A+       03/01/13      8.000     1,000,000         983,850
   Lehman Brothers, Inc.                A        05/15/05     11.625     1,023,000       1,374,358
   Morgan Stanley Group, Inc.           A+       10/01/13      7.000     1,000,000       1,007,189
   Paine Webber Group, Inc.             BBB+     02/15/14      7.625     1,000,000       1,040,154

                                      See Notes To Financial Statements
                                  42

                            ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1995
----------------------------------------------------------------------------

                                      S & P
FIXED INCOME SECURITIES               CREDIT     MATURITY                PRINCIPAL     MARKET
ISSUE                                 RATING     DATE        COUPON      AMOUNT        VALUE
-----------------------------------   --------   ---------   --------    ----------    -----------
STEEL - 1.1%
   AK Steel Corporation                 BB-      04/01/04     10.750    $  500,000    $    557,582
   Jorgensen, Earle M. Company          B        03/01/00     10.750       500,000         461,565
   Wheeling-Pittsburgh Corporation      BB-      11/15/03      9.375       500,000         476,407

TELECOMMUNICATIONS SERVICE - 5.2%
   GTE Corporation                      BBB+     11/01/21      8.750     1,000,000       1,208,232
   NYNEX Corporation                    A        12/15/11      7.375       500,000         511,820
   Paging Network, Inc.                 B        02/01/06      8.875     1,000,000       1,018,439
   Panamsat L.P.                        BB-      08/01/00      9.750       500,000         528,282
   Southern Bell Telephone & Telegraph  AAA      03/15/13      7.625     3,000,000       3,081,566
   Southwestern Bell Telephone Company  AA       05/01/12      7.375     1,000,000       1,023,132

TEXTILES - 1.2%
   Fieldcrest Cannon, Inc.              B+       06/15/04     11.250     1,000,000         961,980
   WestPoint Stevens, Inc.              BB-      12/15/01      8.750       750,000         752,110

TOBACCO - 0.6%
   RJR Nabisco, Inc.                    BBB-     04/15/04      8.750       775,000         800,188

U.S. GOVERNMENT - 2.4%
   U.S. Treasury                                 08/15/05      6.500     1,000,000       1,066,094
   U.S. Treasury                                 08/15/23      6.250       750,000         771,680
   U.S. Treasury                                 05/31/96      5.875     1,468,000       1,471,670
                                                                                       ------------
TOTAL FIXED INCOME SECURITIES - 97.8%
   (Cost $127,728,831)                                                                $136,225,797
                                                                                       ============

* Security exempt from registration under Rule 144A of the Securities Act of 1933

                                      See Notes To Financial Statements
                                  43

                                          ADVANCE CAPITAL I, INC.
                                          STATEMENT OF ASSETS AND LIABILITIES
                                          DECEMBER 31, 1995
-----------------------------------------------------------------------------

                                                   EQUITY                                    LONG TERM     RETIREMENT
                                                   GROWTH         BOND         BALANCED       INCOME         INCOME
                                                ------------   -----------   ------------   -----------   -------------
ASSETS
  Investments in securities  . . . . . . . . . $ 25,173,380   $ 4,436,523   $ 58,498,623   $ 1,401,390   $ 136,225,797

  Cash . . . . . . . . . . . . . . . . . . . .      526,474         9,400        385,430        19,880         220,544
  Dividends and interest receivable  . . . . .        7,400        85,681        495,822        28,862       2,977,030
  Prepaid expenses . . . . . . . . . . . . . .        2,932         1,570          5,775         1,051          10,747
                                                ------------   -----------   ------------   -----------   -------------
  Total assets . . . . . . . . . . . . . . . .   25,710,186     4,533,174     59,385,650     1,451,183     139,434,118


LIABILITIES
  Payable to affiliated entities
             Investment advisory fees. . . . .       14,647         1,496         34,294           478          57,398
             Distribution fees . . . . . . . .        5,231             0         12,248             0          28,699
  Accounts payable and accrued expenses  . . .        8,929         1,348         15,277           213          43,041
  Securities purchased     . . . . . . . . . .       56,233             0         21,877             0               0
  Distributions payable    . . . . . . . . . .            0         3,217          3,184           125           5,752
                                                ------------   -----------   ------------   -----------   -------------
  Total liabilities    . . . . . . . . . . . .       85,040         6,061         86,880           816         134,890
                                                ------------   -----------   ------------   -----------   -------------
  Net assets         . . . . . . . . . . . . . $ 25,625,146   $ 4,527,113   $ 59,298,770   $ 1,450,367   $ 139,299,228
                                                ============   ===========   ============   ===========   =============

NET ASSETS
  Paid-in capital      . . . . . . . . . . . . $ 19,750,650   $ 4,202,661   $ 48,313,208   $ 1,383,171   $ 131,316,542
  Accumulated undistributed net realized
             loss on investments . . . . . . .     (256,650)      (15,960)             0        (5,759)       (514,280)
  Net unrealized appreciation in value
             of investments  . . . . . . . . .    6,131,146       340,412     10,985,562        72,955       8,496,966
                                                ------------   -----------   ------------   -----------   -------------
  Net assets         . . . . . . . . . . . . . $ 25,625,146   $ 4,527,113   $ 59,298,770   $ 1,450,367   $ 139,299,228
                                                ============   ===========   ============   ===========   =============

SHARES OUTSTANDING     . . . . . . . . . . . .    2,044,498       419,747      4,718,511       134,536      13,251,408
                                                ============   ===========   ============   ===========   =============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE   . . . . . . . . $      12.53   $     10.79   $      12.57   $     10.78   $       10.51
                                                ============   ===========   ============   ===========   =============

                                        See Notes To Financial Statements
                                  44

                                        ADVANCE CAPITAL I, INC.
                                        STATEMENT OF OPERATIONS
                                        YEAR ENDED DECEMBER 31, 1995
---------------------------------------------------------------------

                                                 EQUITY                                     LONG TERM     RETIREMENT
                                                 GROWTH         BOND         BALANCED        INCOME         INCOME
                                              ------------   -----------   -------------   -----------   -------------
INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . . $     31,562   $   317,443   $   1,376,644   $   100,147   $  10,160,207
  Dividends  . . . . . . . . . . . . . . . .      135,211             0         771,839             0               0
                                              ------------   -----------   -------------   -----------   -------------
  Total investment income  . . . . . . . . .      166,773       317,443       2,148,483       100,147      10,160,207

EXPENSES
  Paid to affiliates:
           Investment advisory fees  . . . .      140,215        17,244         359,848         5,290         602,008
           Administration fees . . . . . . .            0             0               0             0               0
           Distribution fees . . . . . . . .       50,077             0         128,517             0         301,004
           Transfer and dividend disbursing
               agent fees  . . . . . . . . .            0             0               0             0               0
  Paid to others:
           Custodial fees  . . . . . . . . .       17,458         2,106          24,188         1,332           5,242
           Directors fees and expenses . . .          452           108           1,249             0           2,842
           Professional fees . . . . . . . .        4,529         1,037          11,940             0          27,710
           Shareholder reporting costs . . .        4,695         1,093          12,779            82          29,886
           Registration and filing fees  . .        4,114         1,473           3,636         1,369          18,409
           Other operating expenses  . . . .        2,178           583           5,935           304          14,332
                                              ------------   -----------   -------------   -----------   -------------
  Total expenses . . . . . . . . . . . . . .      223,718        23,644         548,092         8,377       1,001,433
                                              ------------   -----------   -------------   -----------   -------------
NET INVESTMENT INCOME (LOSS) . . . . . . . .      (56,945)      293,799       1,600,391        91,770       9,158,774

REALIZED GAIN (LOSS) ON INVESTMENTS
  Proceeds from securities sold  . . . . . .    2,697,991       281,803      11,500,300        22,195      20,170,735
  Cost of securities sold  . . . . . . . . .   (2,381,476)     (269,958)    (10,045,028)      (21,508)    (20,480,515)
                                              ------------   -----------   -------------   -----------   -------------
  Net realized gain (loss) on investment . .      316,515        11,845       1,455,272           687        (309,780)

UNREALIZED GAIN ON INVESTMENTS
  Appreciation (depreciation),
    Beginning of year. . . . . . . . . . . .      140,944      (143,464)        135,558      (131,206)     (7,293,366)
  Appreciation,  End of year . . . . . . . .    6,131,146       340,412      10,985,562        72,955       8,496,966
                                              ------------   -----------   -------------   -----------   -------------
  Net unrealized gain on investments . . . .    5,990,202       483,876      10,850,004       204,161      15,790,332
                                              ------------   -----------   -------------   -----------   -------------
NET GAIN ON INVESTMENTS                         6,306,717       495,721      12,305,276       204,848      15,480,552
                                              ------------   -----------   -------------   -----------   -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                  $  6,249,772   $   789,520   $  13,905,667   $   296,618   $  24,639,326
                                              ============   ===========   =============   ===========   =============

                                  See Notes To Financial Statements
                                  45

                                  ADVANCE CAPITAL I, INC.
                                  STATEMENT OF CHANGES IN NET ASSETS
                                  YEARS ENDED DECEMBER 31
--------------------------------------------------------------------

                                                      EQUITY GROWTH                    BOND
                                                      -----------------------------    ---------------------------
                                                      1995            1994             1995          1994
                                                      --------------  -------------    ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
     Net investment income (loss) . . . . . . . . . . $     (56,945)  $    (31,711)    $   293,799   $    303,948
     Net realized gain (loss) on investments  . . . .       316,515       (573,165)         11,845        (27,805)
     Net unrealized gain (loss) on investments  . . .     5,990,202        212,430         483,876       (488,493)
                                                      --------------  -------------    ------------  -------------
     Net increase (decrease) in net assets resulting
       from operations. . . . . . . . . . . . . . . .     6,249,772       (392,446)        789,520       (212,350)

  Distributions to Shareholders:
     Net investment income  . . . . . . . . . . . . .             0              0        (293,799)      (303,948)
     Net realized gain on investments . . . . . . . .             0              0               0              0
                                                      --------------  -------------    ------------  -------------
     Total distributions to shareholders  . . . . . .             0              0        (293,799)      (303,948)

  Share Transactions:
     Net proceeds from sale of shares . . . . . . . .     8,534,816      7,528,321         654,515        695,361
     Reinvestment of distributions  . . . . . . . . .             0              0         250,365        269,884
     Cost of shares reacquired  . . . . . . . . . . .    (1,793,152)    (2,078,769)       (872,964)    (1,190,895)
                                                      --------------  -------------    ------------  -------------
     Net increase (decrease) derived from share
       transactions . . . . . . . . . . . . . . . . .     6,741,664      5,449,552          31,916       (225,650)
                                                      --------------  -------------    ------------  -------------
     Net increase (decrease) in net assets  . . . . .    12,991,436      5,057,106         527,637       (741,948)

NET ASSETS
     Beginning of year  . . . . . . . . . . . . . . .    12,633,710      7,576,604       3,999,476      4,741,424
                                                      --------------  -------------    ------------  -------------
     End of year  . . . . . . . . . . . . . . . . . . $  25,625,146   $ 12,633,710     $ 4,527,113   $  3,999,476
                                                      ==============  =============    ============  =============
NUMBER OF SHARES
     Sold . . . . . . . . . . . . . . . . . . . . . .       822,812        814,695          63,642         69,169
     Shares issued from reinvestment of distributions             0              0          24,367         26,963
     Reacquired . . . . . . . . . . . . . . . . . . .      (169,448)      (224,684)        (84,347)      (118,389)
                                                      --------------  -------------    ------------  -------------
     Net increase (decrease) in shares outstanding. .       653,364        590,011           3,662        (22,257)

     Outstanding:
                Beginning of year . . . . . . . . . .     1,391,134        801,123         416,085        438,342
                                                      --------------  -------------    ------------  -------------
                End of year . . . . . . . . . . . . .     2,044,498      1,391,134         419,747        416,085
                                                      ==============  =============    ============  =============

                                  See Notes To Financial Statements
                                  46

                                  ADVANCE CAPITAL I, INC.
                                  STATEMENT OF CHANGES IN NET ASSETS
                                  YEARS ENDED DECEMBER 31
--------------------------------------------------------------------

                                                                                                LONG TERM
                                                      BALANCED                         INCOME
                                                      -----------------------------    ---------------------------
                                                      1995            1994             1995          1994
                                                      --------------  -------------    ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
     Net investment income (loss) . . . . . . . . . . $   1,600,391   $  1,448,188     $    91,770   $     83,318
     Net realized gain (loss) on investments  . . . .     1,455,272       (597,213)            687         (6,446)
     Net unrealized gain (loss) on investments  . . .    10,850,004     (2,140,483)        204,161       (154,400)
                                                      --------------  -------------    ------------  -------------
     Net increase (decrease) in net assets resulting
       from operations. . . . . . . . . . . . . . . .    13,905,667     (1,289,508)        296,618        (77,528)

  Distributions to Shareholders:
     Net investment income  . . . . . . . . . . . . .    (1,600,391)    (1,448,188)        (91,770)       (83,318)
     Net realized gain on investments . . . . . . . .      (675,694)             0               0              0
                                                      --------------  -------------    ------------  -------------
     Total distributions to shareholders  . . . . . .    (2,276,085)    (1,448,188)        (91,770)       (83,318)

  Share Transactions:
     Net proceeds from sale of shares . . . . . . . .     6,216,671      6,839,769          88,084        367,113
     Reinvestment of distributions  . . . . . . . . .     2,254,669      1,432,265          90,571         83,061
     Cost of shares reacquired  . . . . . . . . . . .    (5,022,865)    (8,003,667)        (95,945)      (205,843)
                                                      --------------  -------------    ------------  -------------
     Net increase (decrease) derived from share
       transactions . . . . . . . . . . . . . . . . .     3,448,475        268,367          82,710        244,331
                                                      --------------  -------------    ------------  -------------
     Net increase (decrease) in net assets  . . . . .    15,078,057     (2,469,329)        287,558         83,485

NET ASSETS
     Beginning of year  . . . . . . . . . . . . . . .    44,220,713     46,690,042       1,162,809      1,079,324
                                                      --------------  -------------    ------------  -------------
     End of year  . . . . . . . . . . . . . . . . . . $  59,298,770   $ 44,220,713     $ 1,450,367   $  1,162,809
                                                      ==============  =============    ============  =============
NUMBER OF SHARES
     Sold . . . . . . . . . . . . . . . . . . . . . .       537,704        663,867           8,833         36,367
     Shares issued from reinvestment of distributions       190,968        140,863           8,984          8,643
     Reacquired . . . . . . . . . . . . . . . . . . .      (445,049)      (782,820)         (9,616)       (20,487)
                                                      --------------  -------------    ------------  -------------
     Net increase (decrease) in shares outstanding. .       283,623         21,910           8,201         24,523

     Outstanding:
                Beginning of year . . . . . . . . . .     4,434,888      4,412,978         126,335        101,812
                                                      --------------  -------------    ------------  -------------
                End of year . . . . . . . . . . . . .     4,718,511      4,434,888         134,536        126,335
                                                      ==============  =============    ============  =============

                                  See Notes To Financial Statements
                                  47

                               ADVANCE CAPITAL I, INC.
                               STATEMENT OF CHANGES IN NET ASSETS - Continued YEARS ENDED DECEMBER 31
-----------------------------------------------------------------------------

                                                      RETIREMENT
                                                      INCOME
                                                      -----------------------------
                                                      1995            1994
                                                      --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
     Net investment income (loss) . . . . . . . . . . $   9,158,774   $  5,222,488
     Net realized gain (loss) on investments  . . . .      (309,780)      (204,500)
     Net unrealized gain (loss) on investments  . . .    15,790,332     (8,426,355)
                                                      --------------  -------------
     Net increase (decrease) in net assets resulting
       from operations  . . . . . . . . . . . . . . .    24,639,326     (3,408,367)

  Distributions to Shareholders:
     Net investment income  . . . . . . . . . . . . .    (9,158,774)    (5,222,488)
     Net realized gain on investments . . . . . . . .             0              0
                                                      --------------  -------------
     Total distributions to shareholders  . . . . . .    (9,158,774)    (5,222,488)

  Share Transactions:
     Net proceeds from sale of shares . . . . . . . .    41,855,679     48,774,219
     Reinvestment of distributions  . . . . . . . . .     9,090,489      5,170,296
     Cost of shares reacquired  . . . . . . . . . . .   (11,289,892)    (8,494,349)
                                                      --------------  -------------
     Net increase (decrease) derived from share
       transactions . . . . . . . . . . . . . . . . .    39,656,276     45,450,166
                                                      --------------  -------------
     Net increase (decrease) in net assets  . . . . .    55,136,828     36,819,311

NET ASSETS
     Beginning of year  . . . . . . . . . . . . . . .    84,162,400     47,343,089
                                                      --------------  -------------
     End of year  . . . . . . . . . . . . . . . . . . $ 139,299,228   $ 84,162,400
                                                      ==============  =============
NUMBER OF SHARES
     Sold . . . . . . . . . . . . . . . . . . . . . .     4,342,406      4,966,047
     Shares issued from reinvestment of distributions       907,982        538,445
     Reacquired . . . . . . . . . . . . . . . . . . .    (1,130,935)      (864,791)
                                                      --------------  -------------
     Net increase (decrease) in shares outstanding. .     4,119,453      4,639,701

     Outstanding:
                Beginning of year . . . . . . . . . .     9,131,955      4,492,254
                                                      --------------  -------------
                End of year . . . . . . . . . . . . .    13,251,408      9,131,955
                                                      ==============  =============

                                  See Notes To Financial Statements
                                  48

NOTES TO FINANCIAL STATEMENTS

NOTE 1.  ORGANIZATION OF THE COMPANY

     Advance Capital I, Inc. (The COMPANY) is a Maryland Corporation organized on March 6, 1987 and commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the Equity Growth Fund, Bond Fund, Balanced Fund, Long Term Income Fund and Retirement Income Fund.

NOTE 2.  ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of significant accounting policies followed by the COMPANY.

Security Valuation

     Securities for which exchanged quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. Money market instruments held by the Funds with a remaining maturity of sixty days or less will be valued at cost which approximates market.

Expenses

     Most expenses of the Company can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the Funds on the basis of average net assets.

Federal Income Taxes

     It is the Company's policy to meet the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided.

Other

     Fixed income security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Common stock transactions are accounted for on the day after the transactions occur (trade date plus one). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount amortization on fixed income
                                  49
securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the first-in, first-out method. Net investment losses, for which no carryover is permitted, are offset against paid in capital.

NOTE 3.  TRANSACTIONS WITH AFFILIATES

     Advance Capital Management, Inc. (MANAGEMENT) (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY'S investment adviser. Advance Capital Services, Inc. (SERVICES) (also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the Company's shares.
Advance Capital Group, Inc. (GROUP) is the Company's Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee equal on an annual basis to
 .70% of the average daily net assets of the Equity Growth and Balanced Funds, .50% of the average daily net assets of the Retirement Income Fund, and .40% of the average daily net assets of the Bond and Long Term Income Funds. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will reimburse SERVICES for actual expenses incurred in connection with the distribution of fund shares of the Equity Growth, Balanced and Retirement Income Funds, at a rate not to exceed .25% of each fund's average daily net assets.

     The COMPANY was charged investment advisory fees of $1,124,605 by MANAGEMENT for 1995. The COMPANY was charged distribution fees of $479,598 by SERVICES for 1995. SERVICES paid or accrued to brokerage firms a total of $17,623 for distributing COMPANY shares for 1995. At December 31, 1995 an employee retirement plan sponsored by SERVICES owned 67,379 shares (3.3%) of the Equity Growth Fund and 838 shares (0.0%) of the Balanced Fund.

     Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY.
Directors fees are only paid to outside directors and consist of a $1,000 annual retainer and an additional $100 per meeting.

NOTE 4.  INVESTMENT PORTFOLIO TRANSACTIONS

     The cost of purchases and proceeds from sales of investments, other than short-term obligations, for 1995 were as follows:

               Equity                                Long Term   Retirement
               Growth       Bond       Balanced      Income      Income
               -------      -----      --------      ---------   ----------
Purchases      $9,631,090   $331,847   $14,208,108   $95,419     $56,804,501
Sales           2,697,991    281,803    11,500,300    22,195      17,919,328

                                  50

     	The cost of purchases and proceeds from sales of U.S.
Government Securities included above were as follows:

               Equity                                Long Term   Retirement
               Growth	    Bond       Balanced      Income      Income
               -------      ------     ---------     ---------   ---------
Purchases      None	    $193,203   $1,555,234    $45,328     $15,695,559
Sales          None	     123,648      547,898     22,195      14,993,466

     Gross unrealized appreciation and depreciation of investments as of December 31, 1995 were as follows:

               Equity                                Long Term   Retirement
               Growth       Bond       Balanced      Income      Income
               --------     ------     ---------     --------    ----------
Appreciation   $7,060,533   $342,453   $11,631,974   $85,280     $9,570,616
Depreciation      929,387      2,041       646,412    12,325      1,073,650

NOTE 5.  CASH

     As of December 31, 1995, substantially all cash was invested in the Monitor Money Market Fund, bearing interest at a variable rate (approximately 5.5%).

NOTE 6.  CAPITAL LOSS CARRYOVERS

     For 1995, the Company utilized $316,515, $11,845, $779,579 and $687 of capital loss carryovers in the Equity Growth, Bond, Balanced and Long Term Income Funds respectively. At December 31, 1995, capital loss carryovers and their expiration dates were as follows:

                    Equity                  Long Term     Retirement
                    Growth       Bond       Income        Income
                    -------      -----      ---------     ---------
December 31, 2002   $256,650     $15,960    $5,759        $204,500
December 31, 2003          0           0         0         309,780
                     -------      ------     -----         -------
Total               $256,650     $15,960    $5,759        $514,280
                     =======      ======     =====         =======

NOTE 7.  AUTHORIZED SHARES

     The Fund has one billion authorized shares of common stock, par value of $.001 per share. Each of the Fund's five portfolios has 200 million shares authorized.

[Price Waterhouse Letterhead]

                  Report of Independent Accountants

January 26, 1996

To the Trustees and Shareholders of
     Advance Capital I, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Growth, Bond, Balanced, Long Term Income and Retirement Income Funds (constituting Advance Capital I, Inc., hereafter referred to as the "Fund") at December 31, 1995 and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements of Advance Capital I, Inc. for the years ended December 31, 1991 through December 31, 1994 were audited by other independent accountants whose report dated February 15, 1995 expressed an unqualified opinion on those statements.

/s/ Price Waterhouse LLP
                                  52

ADDITIONAL INFORMATION  (UNAUDITED)

CHANGE OF ACCOUNTANTS

     Effective May 22, 1995, Correll Porvin & Associates declined to stand for reelection as the Fund's independent accountants. For the period of August 5, 1987 (commencement of operations) to December 31, 1987 and for the years ended December 31, 1988 through December 31, 1994 for the Equity Growth Fund, Bond Fund and Balanced Fund and the years ended December 31, 1993 through December 31, 1994 for the Long Term Income Fund and Retirement Income Fund, Correll Porvin & Associates expressed an unqualified opinion on the Fund's financial statements. There were no disagreements between Fund management and Correll Porvin & Associates prior to their decision not to stand for reelection. On July 27, 1995, the Board of Directors approved Price Waterhouse, LLP as the Fund's independent accountants.

RESULTS OF ANNUAL SHAREHOLDER VOTE

     An Annual Meeting of Shareholders of the COMPANY was held at the Radisson Hotel, 1500 Town Center, Southfield, Michigan, on July 27, 1995 for the following purposes:

     1.  To elect four Directors to hold office until the next
Annual Meeting of Shareholders or until their successors have been elected and qualified.

         Directors Elected at Meeting    Votes For
         ----------------------------    ---------
         Joseph A. Ahern                 10,788,386
         Richard W. Holtcamp             10,824,181
         John C. Shoemaker               10,885,748
         Frank R. Zimmerman              10,871,015

     2. To ratify the selection of Price Waterhouse, LLP as independent public accountants of the COMPANY for the fiscal year ending December 31,1995.

         Votes For:                       10,795,331
         Votes Against:                            0
         Votes to Abstain:                   138,229

                                  53

ADVANCE CAPITAL I, INC.                  ADVANCE CAPITAL I INC.
                                         An investment company with five funds

INVESTMENT ADVISER:

Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076

SUB-ADVISER:
(Equity Growth and Balanced Funds)       EQUITY GROWTH FUND
                                         BOND FUND
T. Rowe Price Associates, Inc.           BALANCED FUND
100 East Pratt Street                    LONG TERM INCOME FUND
Baltimore, Maryland 21202                RETIREMENT INCOME FUND

DISTRIBUTOR:

Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037

ADMINISTRATOR AND TRANSFER AGENT:

Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037

CUSTODIAN:

Huntington Banks of Michigan
220 Park Street, Suite 100
Birmingham, Michigan 48009

INDEPENDENT ACCOUNTANTS:

Price Waterhouse LLP
100 East Wisconsin Avenue
Suite 1500
Milwaukee, Wisconsin 53202

BOARD OF DIRECTORS:

Joseph A. Ahern
Richard W. Holtcamp
John C. Shoemaker                        ANNUAL REPORT
Frank R. Zimmerman                       DECEMBER 31, 1995